Quarterly Schedules of
Portfolio Holdings
January 31, 2021
International & Global Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX

Harbor Diversified International All Cap Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.2%
Shares		Value
AEROSPACE & DEFENSE—0.8%
27,870	Airbus SE (France)*	$2,803
319,389	BAE Systems plc (United Kingdom)	2,015
470,859	Embraer SA (Brazil)*	756
1,396,096	Rolls-Royce Holdings plc (United Kingdom)*	1,742
10,754	Thales SA (France)	965
		8,281
AIR FREIGHT & LOGISTICS—0.2%
117,419	Grupo Aeroportuario del Pacifico SAB de CV (Mexico)*	1,181
24,578	Oesterreichische Post AG (Austria)	1,039
		2,220
AIRLINES—0.1%
139,778	EasyJet plc (United Kingdom)*	1,384
AUTO COMPONENTS—1.2%
50,200	Bridgestone Corp. (Japan)	1,870
169,269	Gestamp Automocion SA (Spain)*,1	784
278,589	GUD Holdings Ltd. (Australia)	2,527
38,363	Hankook Tire & Technology Co. Ltd. (South Korea)	1,406
15,400	Koito Manufacturing Co. Ltd. (Japan)	994
32,626	Magna International Inc. (Canada)	2,298
2,510,607	Nemak SAB de CV (Mexico)[1]	703
40,500	Sumitomo Electric Industries Ltd. (Japan)	541
12,600	Toyota Industries Corp. (Japan)	992
		12,115
AUTOMOBILES—1.2%
1,431,931	Baic Motor Corp. Ltd. (China)[1]	504
28,289	Bayerische Motoren Werke AG (Germany)	2,395
9,142	Hyundai Motor Co. (South Korea)	1,864
215,588	Mahindra & Mahindra Ltd. (India)	2,218
66,300	Toyota Motor Corp. (Japan)	4,650
		11,631
BANKS—7.1%
672,744	Axis Bank Ltd. (India)*	6,129
66,811	Bancolombia SA ADR (Colombia)[2]	2,351
3,564,400	Bank Mandiri Persero TBK PT (Indonesia)	1,667
526,978	Bank of Ireland Group plc (Ireland)*	1,958
760,540	Bank of The Philippine Islands (Philippines)	1,256
859,604	Bankia SA (Spain)	1,473
3,032,119	Barclays plc (United Kingdom)*	5,531
94,165	BNP Paribas SA (France)	4,516
888,041	Cairo Mezz plc (Greece)*	120
37,032	Close Brothers Group plc (United Kingdom)	714
21,959	Danske Bank AS (Denmark)	374
35,679	DBS Group Holdings Ltd. (Singapore)	673
90,461	DNB ASA (Norway)	1,761
10,647,769	Eurobank Ergasias SA (Greece)*	7,033
26,200	Fukuoka Financial Group Inc. (Japan)	469
6,686,562	Grupo Financiero Inbursa SAB de CV (Mexico)*	5,995
43,768	Hana Financial Group Inc. (South Korea)	1,276
169,562	HSBC Holdings plc (United Kingdom)*	888
265,948	Intesa Sanpaolo SpA (Italy)*	580
926,000	Kasikornbank PCL (Thailand)*	3,909
50,000	Komercni Banka AS (Czech Republic)*	1,517
9,185,064	Lloyds Banking Group plc (United Kingdom)*	4,122
889,800	Resona Holdings Inc. (Japan)	3,089
272,374	Standard Chartered plc (United Kingdom)*	1,648
70,100	Sumitomo Mitsui Financial Group Inc. (Japan)	2,178
21,800	Sumitomo Mitsui Trust Holdings Inc. (Japan)	652
290,025	Svenska Handelsbanken AB (Sweden)	2,891
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
252,213	UniCredit SpA (Italy)*	$2,298
114,782	United Overseas Bank Ltd. (Singapore)	2,017
		69,085
BEVERAGES—3.8%
1,039,713	AmBev SA (Brazil)	2,871
35,388	Anheuser-Busch InBev SA (Belgium)	2,221
12,700	Asahi Group Holdings Ltd. (Japan)	513
16,301	Carlsberg AS (Denmark)	2,381
309,639	Coca-Cola Amatil Ltd. (Australia)	3,082
33,096	Coca-Cola European Partners plc (United States)	1,538
129,850	Davide Campari-Milano NV (Netherlands)	1,396
102,871	Diageo plc (United Kingdom)	4,130
1,030,234	East African Breweries Ltd. (Kenya)*	1,402
79,816	Fomento Economico Mexicano SAB de CV ADR (Mexico)[2]	5,432
41,722	Heineken NV (Netherlands)	4,352
232,900	Kirin Holdings Co. Ltd. (Japan)	5,006
3,947	Pernod Ricard SA (France)	744
19,900	Suntory Beverage & Food Ltd. (Japan)	695
869,000	Thai Beverage PCL (Thailand)	538
84,000	Tsingtao Brewery Co. Ltd. (China)	810
		37,111
BUILDING PRODUCTS—1.4%
229,413	Assa Abloy AB Class B (Sweden)	5,674
8,901	Geberit AG (Switzerland)	5,448
225,676	GWA Group Ltd. (Australia)	591
86,200	LIXIL Group Corp. (Japan)	2,010
		13,723
CAPITAL MARKETS—2.5%
314,711	3i Group plc (United Kingdom)	4,769
200,202	Brookfield Asset Management Inc. (Canada)	7,758
97,300	Daiwa Securities Group Inc. (Japan)	463
54,778	Georgia Capital plc (United Kingdom)*	378
158,616	IG Group Holdings plc (United Kingdom)	1,625
25,000	JAFCO Co. Ltd. (Japan)	1,352
15,500	Japan Exchange Group Inc. (Japan)	362
403,160	Jupiter Fund Management plc (United Kingdom)	1,578
363,100	Nomura Holdings Inc. (Japan)	1,921
219,703	PSG Group Ltd. (South Africa)	935
17,047	Rathbone Brothers plc (United Kingdom)	374
130,780	St. James's Place plc (United Kingdom)	2,093
31,702	UBS Group AG (Switzerland)	457
		24,065
CHEMICALS—1.5%
63,500	Air Water Inc. (Japan)	1,027
56,475	BASF SE (Germany)	4,365
56,067	Enaex SA (Chile)	610
10,000	Nippon Shokubai Co. Ltd. (Japan)	560
25,600	Nissan Chemical Corp. (Japan)	1,458
6,200	Nitto Denko Corp. (Japan)	562
243,179	Orica Ltd. (Australia)	2,823
51,510	PhosAgro PJSC GDR (Russia)[2]	808
7,800	Shin-Etsu Chemical Co. Ltd. (Japan)	1,358
7,300	Sumitomo Bakelite Co. Ltd. (Japan)	262
16,900	Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,135
		14,968
COMMERCIAL SERVICES & SUPPLIES—2.6%
10,400	AEON Delight Co. Ltd. (Japan)	272

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
383,969	Brambles Ltd. (Australia)	$3,089
2,480,708	Cleanaway Waste Management Ltd. (Australia)	4,179
43,152	Elis SA (France)*	650
780,689	G4S plc (United Kingdom)*	2,771
322,436	HomeServe plc (United Kingdom)	4,597
76,305	Ritchie Bros Auctioneers Inc. (Canada)	4,506
20,573	S-1 Corp. (South Korea)	1,483
14,500	Secom Co. Ltd. (Japan)	1,314
1,151,695	Serco Group plc (United Kingdom)*	1,840
17,900	Sohgo Security Services Co. Ltd. (Japan)	881
		25,582
CONSTRUCTION & ENGINEERING—0.9%
47,106	Boskalis Westminster NV (Netherlands)	1,323
20,825	Ferrovial SA (Spain)	499
113,700	Maeda Corp. (Japan)	931
262,100	Obayashi Corp. (Japan)	2,196
191,500	Penta-Ocean Construction Co. Ltd. (Japan)	1,569
1,173,545	Raubex Group Ltd. (South Africa)	1,958
		8,476
CONSTRUCTION MATERIALS—0.8%
16,184	CRH plc (Ireland)	668
227,078	Fletcher Building Ltd. (New Zealand)*	1,009
5,668	Imerys SA (France)	268
98,700	Taiheiyo Cement Corp. (Japan)	2,457
8,779	Vicat SA (France)	378
79,294	Wienerberger AG (Austria)	2,693
		7,473
CONSUMER FINANCE—0.9%
6,261,134	Gentera SAB de CV (Mexico)*	2,453
323,931	International Personal Finance plc (United Kingdom)*	355
329,768	Non-Standard Finance plc (United Kingdom)*,1	13
240,070	Provident Financial plc (United Kingdom)*	803
312,950	Shriram Transport Finance Co. Ltd. (India)	5,523
		9,147
CONTAINERS & PACKAGING—0.4%
483,600	DS Smith plc (United Kingdom)	2,400
98,900	Toyo Seikan Group Holdings Ltd. (Japan)	1,060
		3,460
DISTRIBUTORS—0.5%
244,581	Inchcape plc (United Kingdom)	2,217
134,300	Jardine Cycle & Carriage Ltd. (Singapore)	2,171
		4,388
DIVERSIFIED FINANCIAL SERVICES—0.4%
679,081	AMP Ltd. (Australia)	766
1,134,000	First Pacific Co. Ltd. (Hong Kong)	350
358,919	Remgro Ltd. (South Africa)	2,377
		3,493
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
44,900	BCE Inc. (Canada)	1,905
114,345	Deutsche Telekom AG (Germany)	2,033
684,773	Koninklijke KPN NV (Netherlands)	2,139
195,113	KT Corp. ADR (South Korea)[2]	2,053
211,700	Nippon Telegraph & Telephone Corp. (Japan)	5,291
613,072	Telkom SA SOC Ltd. (South Africa)	1,360
		14,781
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.5%
24,976	Orsted AS (Denmark)[1]	$4,744
ELECTRICAL EQUIPMENT—2.6%
89,199	ABB Ltd. (Switzerland)	2,631
54,822	Legrand SA (France)	5,037
8,200	Mabuchi Motor Co. Ltd. (Japan)	338
31,503	Schneider Electric SE (France)	4,611
1,990,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	1,906
52,108	Vestas Wind Systems AS (Denmark)	11,188
		25,711
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
12,400	Azbil Corp. (Japan)	631
400,000	Chroma ATE Inc. (Taiwan)	2,688
650,735	Delta Electronics Inc. (Taiwan)	6,550
196,600	Hitachi Ltd. (Japan)	8,099
28,600	Kyocera Corp. (Japan)	1,833
8,300	Omron Corp. (Japan)	735
13,000	Shimadzu Corp. (Japan)	497
10,400	TDK Corp. (Japan)	1,682
		22,715
ENERGY EQUIPMENT & SERVICES—0.4%
282,457	John Wood Group plc (United Kingdom)	1,128
44,119	Petrofac Ltd. (United Kingdom)	72
852,752	Saipem SpA (Italy)*	2,234
28,723	TechnipFMC plc (France)	310
		3,744
ENTERTAINMENT—0.8%
24,538	CTS Eventim AG & Co. KGaA (Germany)	1,448
12,400	Konami Holdings Corp. (Japan)	760
4,788,400	Major Cineplex Group PCL (Thailand)	2,907
35,400	Modern Times Group MTG AB Class B (Sweden)*	536
21,300	Nexon Co. Ltd. (Japan)	646
1,200	Nintendo Co. Ltd. (Japan)	691
20,800	Toho Co. Ltd. (Japan)	806
		7,794
FOOD & STAPLES RETAILING—2.1%
122,767	Alimentation Couche-Tard Inc. (Canada)	3,744
101,181	Koninklijke Ahold Delhaize NV (Netherlands)	2,904
73,069	Loblaw Cos. Ltd. (Canada)	3,529
16,400	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	650
369,676	Metcash Ltd. (Australia)	963
40,293	PriceSmart Inc. (United States)	3,783
61,900	Seven & I Holdings Co. Ltd. (Japan)	2,364
17,900	Sundrug Co. Ltd. (Japan)	710
654,897	Tesco plc (United Kingdom)	2,143
		20,790
FOOD PRODUCTS—3.2%
12,700	Calbee Inc. (Japan)	376
226,000	China Mengniu Dairy Co. Ltd. (China)*	1,344
3,412,900	Delfi Ltd. (Singapore)	1,879
200,092	Devro plc (United Kingdom)	468
26,400	Fuji Oil Holdings Inc. (Japan)	772
2,643,215	Grupo Lala SAB de CV (Mexico)	1,929
543,015	Industrias Bachoco SAB de CV (Mexico)	1,840
38,200	Megmilk Snow Brand Co. Ltd. (Japan)	824
9,800	Meiji Holdings Co. Ltd. (Japan)	669
9,500	NH Foods Ltd. (Japan)	407
96,600	Nippon Suisan Kaisha Ltd. (Japan)	403

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
491,095	Tiger Brands Ltd. (South Africa)	$6,455
2,066,255	Tingyi Cayman Islands Holding Corp. (China)	4,106
42,000	Toyo Suisan Kaisha Ltd. (Japan)	2,067
350,095	Ulker Biskuvi Sanayi AS (Turkey)*	1,079
28,342	Viscofan SA (Spain)	2,001
4,581,000	Want Want China Holdings Ltd. (China)	3,290
17,300	Yakult Honsha Co. Ltd. (Japan)	884
		30,793
GAS UTILITIES—0.1%
24,200	Tokyo Gas Co. Ltd. (Japan)	530
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
45,734	Coloplast AS Class B (Denmark)	6,827
1,164,253	ConvaTec Group plc (United Kingdom)[1]	3,185
88,838	Demant AS (Denmark)*	3,184
60,564	Getinge AB Class B (Sweden)	1,562
66,973	GN Store Nord AS (Denmark)	5,102
6,100	Hoya Corp. (Japan)	781
26,400	Japan Lifeline Co. Ltd. (Japan)	381
62,034	Koninklijke Philips NV (Netherlands)	3,381
30,600	Olympus Corp. (Japan)	553
34,223	Smith & Nephew plc (United Kingdom)	721
7,503	Sonova Holding AG (Switzerland)*	1,810
		27,487
HEALTH CARE PROVIDERS & SERVICES—0.9%
70,800	Alfresa Holdings Corp. (Japan)	1,411
24,665	Amplifon SpA (Italy)	978
50,907	Fresenius Medical Care AG & Co. KGaA (Germany)	4,118
68,400	MediPAL Holdings Corp. (Japan)	1,401
10,400	Ship Healthcare Holdings Inc. (Japan)	598
		8,506
HOTELS, RESTAURANTS & LEISURE—3.1%
1,613,000	Ajisen China Holdings Ltd. (China)	249
41,441	Carnival plc (United Kingdom)*	653
304,425	Compass Group plc (United Kingdom)*	5,438
41,928	Flutter Entertainment plc (United Kingdom)*	7,798
1,767,000	Genting Singapore Ltd. (Singapore)	1,134
248,285	GVC Holdings plc (United Kingdom)	4,202
22,840	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	20
7,038	InterContinental Hotels Group PLC (United Kingdom)*	434
21,248	Playtech plc (United Kingdom)*	135
771,153	SSP Group plc (United Kingdom)*	3,050
495,592	Tsogo Sun Gaming Ltd. (South Africa)*	164
361,584	Tsogo Sun Hotels Ltd. (South Africa)*	37
505,361	TUI AG (Germany)	2,432
80,135	Yum China Holdings Inc. (China)	4,544
		30,290
HOUSEHOLD DURABLES—0.9%
88,180	Barratt Developments plc (United Kingdom)	768
53,600	Casio Computer Co. Ltd. (Japan)	947
191,986	McCarthy & Stone plc (United Kingdom)*,1	315
700,100	MRV Engenharia e Participacoes SA (Brazil)	2,431
6,600	Rinnai Corp. (Japan)	689
43,900	Sekisui Chemical Co. Ltd. (Japan)	792
24,300	Sony Corp. (Japan)	2,326
437,035	Taylor Wimpey plc (United Kingdom)*	872
		9,140
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.6%
449,432	Kimberly-Clark de Mexico SAB de CV (Mexico)	$790
20,300	Lion Corp. (Japan)	464
56,691	Reckitt Benckiser Group plc (United Kingdom)	4,806
		6,060
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
694,000	Lopez Holdings Corp. (Philippines)	54
INDUSTRIAL CONGLOMERATES—2.1%
243,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,677
32,144	DCC plc (United Kingdom)	2,418
97,450	GT Capital Holdings Inc. (Philippines)	1,079
102,200	Jardine Matheson Holdings Ltd. (Hong Kong)	5,891
45,300	Jardine Strategic Holdings Ltd. (Singapore)	1,174
47,253	LG Corp. (South Korea)	4,178
1,771,619	Quinenco SA (Chile)	3,252
1,647,600	Sime Darby Berhad (Malaysia)	894
		20,563
INSURANCE—4.6%
68,897	Admiral Group plc (United Kingdom)	2,715
142,339	AXA SA (France)	3,154
237,400	Dai-ichi Life Holdings Inc. (Japan)	3,617
17,930	Fairfax Financial Holdings Ltd. (Canada)	6,505
99,400	Great Eastern Holdings Ltd. (Singapore)	1,567
5,705	Hannover Rueck SE (Germany)	884
5,055	Helvetia Holding AG (Switzerland)	506
47,770	Hiscox Ltd. (United Kingdom)*	609
632,253	Insurance Australia Group Ltd. (Australia)	2,331
245,000	Japan Post Holdings Co. Ltd. (Japan)*	1,948
26,900	MS&AD Insurance Group Holdings Inc. (Japan)	774
508,446	Porto Seguro SA (Brazil)*	4,477
38,527	Prudential plc (United Kingdom)	616
266,743	QBE Insurance Group Ltd. (Australia)	1,636
137,201	Qualitas Controladora SAB de CV (Mexico)	723
109,048	Sampo OYJ (Finland)	4,585
22,497	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,377
52,600	Sompo Holdings Inc. (Japan)	2,101
54,500	T&D Holdings Inc. (Japan)	635
49,300	Tokio Marine Holdings Inc. (Japan)	2,422
		45,182
INTERACTIVE MEDIA & SERVICES—2.6%
21,443	Adevinta ASA (Norway)*	318
245,550	Auto Trader Group plc (United Kingdom)*,1	1,893
57,175	Baidu Inc. ADR (China)*,2	13,437
195,497	Carsales.com Ltd. (Australia)	2,915
240,012	Domain Holdings Australia Ltd. (Australia)	908
728,841	Rightmove plc (United Kingdom)*	5,966
		25,437
INTERNET & DIRECT MARKETING RETAIL—1.5%
6,586	GS Home Shopping Inc. (South Korea)*	802
92,399	HelloFresh SE (Germany)*	7,802
24,121	Just Eat Takeaway.com NV (Netherlands)*,1	2,759
348,520	PChome Online Inc. (Taiwan)	1,073
28,741	Trip.Com Group Ltd. ADR (China)*,2	915
2,795	Zooplus AG (Germany)*	647
37,900	ZOZO Inc. (Japan)	1,061
		15,059

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—2.1%
14,592	Alten SA (France)*	$1,537
2,188,511	Capita plc (United Kingdom)*	1,044
70,311	Edenred (France)	3,808
94,958	Genpact Ltd. (United States)	3,635
30,700	NEC Corp. (Japan)	1,670
41,400	NET One Systems Co. Ltd. (Japan)	1,381
10,800	Nomura Research Institute Ltd. (Japan)	364
25,100	NS Solutions Corp. (Japan)	806
249,300	NTT Data Corp. (Japan)	3,580
9,600	Otsuka Corp. (Japan)	484
5,937	Reply SpA (Italy)	726
31,700	SCSK Corp. (Japan)	1,763
7,690	Topicus.Com Inc. (Canada)*	29[x]
		20,827
LEISURE PRODUCTS—1.7%
28,100	Bandai Namco Holdings Inc. (Japan)	2,396
617,386	Giant Manufacturing Co. Ltd. (Taiwan)	5,990
365,000	Goodbaby International Holdings Ltd. (Hong Kong)*	46
457,611	Merida Industry Co. Ltd. (Taiwan)	4,323
112,000	Sega Sammy Holdings Inc. (Japan)	1,784
107,836	Spin Master Corp. (Canada)*,1	2,294
		16,833
LIFE SCIENCES TOOLS & SERVICES—0.5%
43,276	Eurofins Scientific SE (Luxembourg)*	4,154
7,355	Gerresheimer AG (Germany)	782
		4,936
MACHINERY—1.9%
15,164	Andritz AG (Austria)	720
376,687	CNH Industrial NV (Italy)	4,800
8,000	Daifuku Co. Ltd. (Japan)	913
87,758	Fluidra SA (Spain)	2,111
14,729	GEA Group AG (Germany)	509
9,200	Hoshizaki Corp. (Japan)	817
9,500	Makita Corp. (Japan)	453
41,600	NSK Ltd. (Japan)	377
131,329	Rotork plc (United Kingdom)	583
150,294	Sandvik AB (Sweden)	3,743
28,081	Stabilus SA (Germany)	2,102
97,613	Wartsila OYJ Abp (Finland)	957
		18,085
MARINE—0.4%
58,856,262	Cia Sud Americana de Vapores SA (Chile)*	2,482
201,074	Irish Continental Group plc (Ireland)	936
		3,418
MEDIA—2.1%
46,423	Daily Mail & General Trust plc (United Kingdom)	488
41,424	Euromoney Institutional Investor plc (United Kingdom)	539
150,300	Fuji Media Holdings Inc. (Japan)	1,745
182,028	Grupo Televisa SAB ADR (Mexico)*,2	1,367
31,400	Hakuhodo Dy Holdings Inc. (Japan)	455
74,723	Informa plc (United Kingdom)	508
2,192,112	ITV plc (United Kingdom)*	3,169
82,953	JCDecaux SA (France)*	1,612
24,692,421	Media Nusantara Citra TBK PT (Indonesia)*	1,814
785,325	Nine Entertainment Co. Holdings Ltd. (Australia)	1,439
142,820	Nippon Television Holdings Inc. (Japan)	1,641
36,009	Nordic Entertainment Group AB (Sweden)	1,880
23,722	Schibsted ASA Class A (Norway)*	892
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
20,171	Schibsted ASA Class B (Norway)	$649
2,172,648	Sky Network Television Ltd. (New Zealand)*	255
277,600	Television Broadcasts Ltd. (Hong Kong)	269
217,792	WPP plc (United Kingdom)	2,276
		20,998
METALS & MINING—4.6%
105,960	Acerinox SA (Spain)	1,177
1,567,161	Alrosa PJSC (Russia)	2,063
1,221,793	Alumina Ltd. (Australia)	1,568
57,373	Anglo American Platinum Ltd. (South Africa)	5,708
71,846	Anglo American plc (United Kingdom)	2,367
136,775	ArcelorMittal SA (France)	2,995
317,276	Barrick Gold Corp. (Canada)	7,086
41,748	BHP Group Ltd. (Australia)	1,392
200,211	BlueScope Steel Ltd. (Australia)	2,514
27,961	Franco-Nevada Corp. (Canada)	3,331
96,457	Freeport-McMoRan Inc. (United States)*	2,596
1,087,095	Glencore plc (United Kingdom)*	3,629
112,293	Newcrest Mining Ltd. (Australia)	2,134
116,900	Nippon Steel Corp. (Japan)*	1,350
64,074	Rio Tinto plc (United Kingdom)	4,861
12,500	Sumitomo Metal Mining Co. Ltd. (Japan)	542
		45,313
MULTILINE RETAIL—0.1%
33,600	Marui Group Co. Ltd. (Japan)	602
OIL, GAS & CONSUMABLE FUELS—2.7%
48,500	Ampol Ltd. (Australia)	966
2,448,857	BP plc (United Kingdom)	9,100
171,651	Canadian Natural Resources Ltd. (Canada)	3,878
230,061	Equinor ASA (Norway)	4,123
41,100	INPEX Corp. (Japan)	238
178,632	Inter Pipeline Ltd. (Canada)	1,792
16,178	LUKOIL PJSC ADR (Russia)[2]	1,156
197,089	Oil Search Ltd. (Australia)*	579
246,516	PrairieSky Royalty Ltd. (Canada)[3]	2,036
599,940	United Tractors TBK PT (Indonesia)	974
66,698	Washington H Soul Pattinson & Co. Ltd. (Australia)	1,381
		26,223
PAPER & FOREST PRODUCTS—0.2%
249,700	Oji Holdings Corp. (Japan)	1,510
PERSONAL PRODUCTS—1.6%
48,771	AMOREPACIFIC Group (South Korea)	2,568
824,864	Asaleo Care Ltd. (Australia)	820
27,700	Kao Corp. (Japan)	2,010
2,600	Kose Corp. (Japan)	418
292,959	L'Occitane International SA (Hong Kong)	806
14,900	Mandom Corp. (Japan)	224
508,461	Natura & Co Holding SA (Brazil)*	4,559
80,105	Unilever plc (United Kingdom)	4,666
		16,071
PHARMACEUTICALS—3.1%
52,100	Astellas Pharma Inc. (Japan)	846
5,133,276	Genomma Lab Internacional SAB de CV (Mexico)*	5,229
110,407	Haw Par Corp. Ltd. (Singapore)	929
112,554	Novo Nordisk AS (Denmark)	7,841
19,500	Otsuka Holdings Co. Ltd. (Japan)	833
32,310	Roche Holding AG (Switzerland)	11,151

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
4,900	Sawai Pharmaceutical Co. Ltd. (Japan)	$224
44,300	Takeda Pharmaceutical Co. Ltd. (Japan)	1,558
50,000	Tsumura & Co. (Japan)	1,627
		30,238
PROFESSIONAL SERVICES—3.0%
56,545	Adecco Group AG (Switzerland)	3,532
393,564	ALS Ltd. (Australia)	2,977
86,248	Experian plc (United Kingdom)	3,014
1,566,927	Hays plc (United Kingdom)	2,999
95,702	Intertek Group plc (United Kingdom)	7,208
105,487	IPH Ltd. (Australia)	508
52,400	Nomura Co. Ltd. (Japan)	380
122,061	PageGroup plc (United Kingdom)	750
29,100	Persol Holdings Co. Ltd. (Japan)	546
10,820	Randstad NV (Netherlands)*	676
165,266	RELX plc (United Kingdom)	4,092
71,792	RWS Holdings plc (United Kingdom)	577
5,300	TechnoPro Holdings Inc. (Japan)	403
4,950	Teleperformance (France)	1,619
		29,281
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
4,200	Daito Trust Construction Co. Ltd. (Japan)	438
48,100	Daiwa House Industry Co. Ltd. (Japan)	1,364
253,704	LOG Commercial Properties e Participacoes SA (Brazil)	1,553
215,212	LPS Brasil Consultoria de Imoveis SA (Brazil)*	180
45,400	Mitsubishi Estate Co. Ltd. (Japan)	718
78,676	United Industrial Corp. Ltd. (Singapore)	139
		4,392
ROAD & RAIL—1.0%
16,404	Canadian Pacific Railway Ltd. (Canada)	5,511
29,800	East Japan Railway Co. (Japan)	1,966
129,776	Globaltrans Investment plc GDR (Russia)[2]	875
159,923	National Express Group plc (United Kingdom)*	547
54,800	Senko Group Holdings Co. Ltd. (Japan)	509
		9,408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
4,420	ASML Holding NV (Netherlands)	2,359
122,400	Renesas Electronics Corp. (Japan)*	1,397
22,400	ROHM Co. Ltd. (Japan)	2,273
38,860	SK Hynix Inc. (South Korea)	4,243
1,112,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,500
		33,772
SOFTWARE—0.5%
4,098	Constellation Software Inc. (Canada)	4,992
1,600	Oracle Corp. Japan (Japan)	189
		5,181
SPECIALTY RETAIL—1.1%
9,700	ABC-Mart Inc. (Japan)	552
4,621,000	Esprit Holdings Ltd. (Hong Kong)*	542
368,941	Fourlis Holdings SA (Greece)*	1,685
223,733	JUMBO SA (Greece)	3,505
227,016	Pets at Home Group plc (United Kingdom)	1,244
35,400	USS Co. Ltd. (Japan)	697
111,524	WH Smith plc (United Kingdom)*	2,329
		10,554
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
201,133	King Slide Works Co. Ltd. (Taiwan)	$2,146
26,290	Logitech International SA (Switzerland)	2,731
18,968	Quadient SAS (France)	414
255,013	Samsung Electronics Co. Ltd. (South Korea)	18,643
		23,934
TEXTILES, APPAREL & LUXURY GOODS—2.0%
13,341	Adidas AG (Germany)	4,230
83,600	ASICS Corp. (Japan)	1,471
40,338	Cie Financiere Richemont SA (Switzerland)	3,747
189,220	Cie Financiere Richemont SA ADR (Switzerland)[2]	1,746
29,944	EssilorLuxottica SA (France)	4,236
57,293	Gildan Activewear Inc. (Canada)	1,431
89,500	Onward Holdings Co. Ltd. (Japan)	209
1,844,746	Stella International Holdings Ltd. (Hong Kong)	2,182
110,000	Texwinca Holdings Ltd. (Hong Kong)	22
		19,274
THRIFTS & MORTGAGE FINANCE—0.3%
103,323	Housing Development Finance Corp. Ltd. (India)	3,360
TOBACCO—0.3%
14,310	British American Tobacco plc (United Kingdom)	520
28,100	Japan Tobacco Inc. (Japan)	558
24,086	Swedish Match AB (Sweden)	1,858
		2,936
TRADING COMPANIES & DISTRIBUTORS—1.1%
49,062	Brenntag AG (Germany)	3,843
117,483	Bunzl plc (United Kingdom)	3,771
105,720	Finning International Inc. (Canada)	2,208
36,100	ITOCHU Corp. (Japan)	1,034
		10,856
TRANSPORTATION INFRASTRUCTURE—0.5%
104,865	Getlink SE (France)	1,616
461,106	Global Ports Investments plc GDR (Russia)*,2	1,540
3,249,990	Grindrod Ltd. (South Africa)	1,066
35,300	Mitsubishi Logistics Corp. (Japan)	983
		5,205
WIRELESS TELECOMMUNICATION SERVICES—1.1%
891,168	Bharti Airtel Ltd. (India)	6,732
85,900	KDDI Corp. (Japan)	2,525
36,698	Rogers Communications Inc. (Canada)	1,656
		10,913
TOTAL COMMON STOCKS
(Cost $791,837)		950,102

PREFERRED STOCKS—0.7%
AUTOMOBILES—0.3%
14,022	Volkswagen AG (Germany)	2,651
BANKS—0.3%
289,873	Banco Bradesco SA (Brazil)*	1,311
2,673,848	Grupo Aval Acciones y Valores SA (Colombia)	867
366,942	Itausa - Investimentos Itau SA (Brazil)	712
		2,890

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
PREFERRED STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—0.0%
3,198	AMOREPACIFIC Group (South Korea)*	$118
TEXTILES, APPAREL & LUXURY GOODS—0.1%
209,167	Alpargatas SA (Brazil)*	1,485
TOTAL PREFERRED STOCKS
(Cost $6,794)		7,144
TOTAL INVESTMENTS—97.9%
(Cost $798,631)		957,246
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		20,416
TOTAL NET ASSETS—100.0%		$977,662

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA	377,958	ZAR 0.47	09/12/2023	$ —	$ 12
Modern Times Group Mortgage AB Right	35,400	SEK 90.00	02/10/2021	—	66
Total Rights/Warrants					$78

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$25,575	$—	$25,575
Europe	6,562	409,522	—	416,084
Latin America	53,164	—	—	53,164
Middle East/Central Asia	—	23,962	—	23,962
North America	78,012	—	29	78,041
Pacific Basin	27,765	325,511	—	353,276
Preferred Stocks
Europe	—	2,651	—	2,651
Latin America	4,375	—	—	4,375
Pacific Basin	—	118	—	118
Total Investments in Securities	$169,878	$787,339	$29	$957,246
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$78	$—	$78
Total Investments	$169,878	$787,417	$29	$957,324
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Common Stocks	$—	$—	$—	$—	$—	$29	$—	$—	$29	$29
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2021 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Topicus.Com Inc. (Canada)*	$29	Market Approach	Last Traded Price	CAD 4.81
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $17,194 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

3	All or a portion of this security was out on loan as of January 31, 2021. The market value of securities on loan was $1,266 and the related non-cash collateral was $1,335.
CAD	Canadian Dollar
SEK	Swedish Krona
ZAR	South African Rand
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—0.3%
73,548	Embraer SA (Brazil)*	$118
AIR FREIGHT & LOGISTICS—0.4%
18,383	Grupo Aeroportuario del Pacifico SAB de CV (Mexico)*	185
AUTO COMPONENTS—0.7%
6,060	Hankook Tire & Technology Co. Ltd. (South Korea)	222
389,660	Nemak SAB de CV (Mexico)[1]	109
		331
AUTOMOBILES—1.6%
224,000	Baic Motor Corp. Ltd. (China)[1]	79
1,441	Hyundai Motor Co. (South Korea)	294
33,068	Mahindra & Mahindra Ltd. (India)	340
		713
BANKS—11.0%
103,798	Axis Bank Ltd. (India)*	946
10,280	Bancolombia SA ADR (Colombia)[2]	362
552,000	Bank Mandiri Persero TBK PT (Indonesia)	258
118,080	Bank of The Philippine Islands (Philippines)	195
144,482	Cairo Mezz plc (Greece)*	19
1,637,762	Eurobank Ergasias SA (Greece)*	1,082
1,058,471	Grupo Financiero Inbursa SAB de CV (Mexico)*	949
6,935	Hana Financial Group Inc. (South Korea)	202
145,300	Kasikornbank PCL (Thailand)*	613
7,701	Komercni Banka AS (Czech Republic)*	234
		4,860
BEVERAGES—4.6%
163,924	AmBev SA (Brazil)	453
160,500	East African Breweries Ltd. (Kenya)*	218
12,880	Fomento Economico Mexicano SAB de CV ADR (Mexico)[2]	876
597,200	Thai Beverage PCL (Thailand)	370
14,000	Tsingtao Brewery Co. Ltd. (China)	135
		2,052
CAPITAL MARKETS—0.4%
8,098	Georgia Capital plc (United Kingdom)*	56
32,401	PSG Group Ltd. (South Africa)	138
		194
CHEMICALS—0.3%
8,046	PhosAgro PJSC GDR (Russia)[2]	126
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*,1	—[x]
		126
COMMERCIAL SERVICES & SUPPLIES—0.5%
3,166	S-1 Corp. (South Korea)	228
CONSTRUCTION & ENGINEERING—0.7%
180,679	Raubex Group Ltd. (South Africa)	301
CONSUMER FINANCE—2.8%
965,331	Gentera SAB de CV (Mexico)*	378
48,670	Shriram Transport Finance Co. Ltd. (India)	859
		1,237
DISTRIBUTORS—0.8%
21,000	Jardine Cycle & Carriage Ltd. (Singapore)	340
DIVERSIFIED FINANCIAL SERVICES—0.8%
56,063	Remgro Ltd. (South Africa)	371
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
14,434	KT Corp. (South Korea)	$308
94,054	Telkom SA SOC Ltd. (South Africa)	209
		517
ELECTRICAL EQUIPMENT—0.7%
322,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	308
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
61,000	Chroma ATE Inc. (Taiwan)	410
100,000	Delta Electronics Inc. (Taiwan)	1,006
		1,416
ENTERTAINMENT—1.0%
702,800	Major Cineplex Group PCL (Thailand)	427
FOOD & STAPLES RETAILING—1.3%
6,196	PriceSmart Inc. (United States)	582
FOOD PRODUCTS—7.9%
36,000	China Mengniu Dairy Co. Ltd. (China)*	214
535,800	Delfi Ltd. (Singapore)	295
507,576	Grupo Lala SAB de CV (Mexico)	370
86,321	Industrias Bachoco SAB de CV (Mexico)	293
75,693	Tiger Brands Ltd. (South Africa)	995
326,000	Tingyi Cayman Islands Holding Corp. (China)	648
53,030	Ulker Biskuvi Sanayi AS (Turkey)	163
707,000	Want Want China Holdings Ltd. (China)	508
		3,486
HOTELS, RESTAURANTS & LEISURE—1.7%
251,000	Ajisen China Holdings Ltd. (China)	39
83,643	Tsogo Sun Gaming Ltd. (South Africa)*	27
12,444	Yum China Holdings Inc. (United States)	706
		772
HOUSEHOLD DURABLES—0.9%
109,100	MRV Engenharia e Participacoes SA (Brazil)	379
HOUSEHOLD PRODUCTS—0.2%
56,165	Kimberly-Clark de Mexico SAB de CV (Mexico)	99
INDUSTRIAL CONGLOMERATES—3.4%
15,500	GT Capital Holdings Inc. (Philippines)	172
7,480	LG Corp. (South Korea)	661
278,966	Quinenco SA (Chile)	512
262,100	Sime Darby Berhad (Malaysia)	142
		1,487
INSURANCE—3.0%
77,923	Porto Seguro SA (Brazil)*	686
21,283	Qualitas Controladora SAB de CV (Mexico)	112
3,509	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	527
		1,325
INTERACTIVE MEDIA & SERVICES—4.7%
8,893	Baidu Inc. ADR (China)*,2	2,090
INTERNET & DIRECT MARKETING RETAIL—1.0%
993	GS Home Shopping Inc. (South Korea)*	121
60,000	PChome Online Inc. (Taiwan)	184
4,453	Trip.Com Group Ltd. ADR (China)*,2	142
		447

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.3%
14,555	Genpact Ltd. (United States)	$557
LEISURE PRODUCTS—3.6%
94,628	Giant Manufacturing Co. Ltd. (Taiwan)	918
70,000	Merida Industry Co. Ltd. (Taiwan)	662
		1,580
MARINE—0.9%
8,940,455	Cia Sud Americana de Vapores SA (Chile)*	377
MEDIA—1.1%
28,847	Grupo Televisa SAB ADR (Mexico)*,2	217
3,872,700	Media Nusantara Citra TBK PT (Indonesia)*	284
		501
METALS & MINING—4.5%
242,129	Alrosa PJSC (Russia)	319
8,853	Anglo American Platinum Ltd. (South Africa)	881
10,919	Anglo American plc (United Kingdom)	359
15,162	Freeport-McMoRan Inc. (United States)*	408
		1,967
OIL, GAS & CONSUMABLE FUELS—0.7%
2,470	Lukoil PJSC ADR (Russia)[2]	175
28	LUKOIL PJSC ADR (Russia)[2]	2
93,700	United Tractors TBK PT (Indonesia)	152
		329
PERSONAL PRODUCTS—2.5%
7,618	AMOREPACIFIC Group (South Korea)	401
79,600	Natura & Co Holding SA (Brazil)*	714
		1,115
PHARMACEUTICALS—1.8%
784,289	Genomma Lab Internacional SAB de CV (Mexico)*	799
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
39,296	LOG Commercial Properties e Participacoes SA (Brazil)	241
33,500	LPS Brasil Consultoria de Imoveis SA (Brazil)*	28
		269
ROAD & RAIL—0.3%
19,997	Globaltrans Investment plc GDR (Russia)[2]	135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.7%
6,139	SK Hynix Inc. (South Korea)	670
172,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,635
		4,305
SPECIALTY RETAIL—1.8%
56,714	Fourlis Holdings SA (Greece)*	259
34,087	JUMBO SA (Greece)	534
		793
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.3%
32,000	King Slide Works Co. Ltd. (Taiwan)	$341
39,524	Samsung Electronics Co. Ltd. (South Korea)	2,890
		3,231
TEXTILES, APPAREL & LUXURY GOODS—1.0%
28,893	Cie Financiere Richemont SA ADR (Switzerland)[2]	267
164,500	Stella International Holdings Ltd. (Hong Kong)	194
		461
THRIFTS & MORTGAGE FINANCE—1.2%
15,991	Housing Development Finance Corp. Ltd. (India)	520
TRANSPORTATION INFRASTRUCTURE—0.4%
492,980	Grindrod Ltd. (South Africa)	162
WIRELESS TELECOMMUNICATION SERVICES—2.4%
138,553	Bharti Airtel Ltd. (India)	1,047
TOTAL COMMON STOCKS
(Cost $32,692)		42,539

PREFERRED STOCKS—1.6%
BANKS—1.0%
45,100	Banco Bradesco SA (Brazil)*	204
414,457	Grupo Aval Acciones y Valores SA (Colombia)	135
58,000	Itausa - Investimentos Itau SA (Brazil)	112
		451
PERSONAL PRODUCTS—0.1%
459	AMOREPACIFIC Group (South Korea)*	17
TEXTILES, APPAREL & LUXURY GOODS—0.5%
32,600	Alpargatas SA (Brazil)*	231
TOTAL PREFERRED STOCKS
(Cost $594)		699
TOTAL INVESTMENTS—97.8%
(Cost $33,286)		43,238
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		958
TOTAL NET ASSETS—100.0%		$44,196

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$3,302	$—	$3,302
Europe	601	3,129	—	3,730
Latin America	8,257	—	—	8,257
Middle East/Central Asia	—	3,712	—	3,712
North America	2,253	—	—	2,253
Pacific Basin	3,272	18,013	—	21,285
Preferred Stocks
Latin America	682	—	—	682
Pacific Basin	—	17	—	17
Total Investments in Securities	$15,065	$28,173	$—	$43,238
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(512)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2021 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (Hong Kong)*,[1]	$—	Market Approach	Estimated Recovery Value	HKD 0.00

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $188 or less than 1% of net assets% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.3%
Shares		Value
AEROSPACE & DEFENSE—1.5%
3,029	MTU Aero Engines AG (Germany)	$703
BEVERAGES—6.5%
9,088	Heineken NV (Netherlands)	948
1,836	Kweichow Moutai Co. Ltd. Class A (China)	600
7,978	Pernod Ricard SA (France)	1,504
		3,052
BUILDING PRODUCTS—2.7%
5,900	Daikin Industries Ltd. (Japan)	1,246
CHEMICALS—3.7%
9,800	Shin-Etsu Chemical Co. Ltd. (Japan)	1,706
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
15,600	Hamamatsu Photonics KK (Japan)	905
1,900	Keyence Corp. (Japan)	1,020
		1,925
ENTERTAINMENT—4.5%
92,605	NetEase Inc. (Hong Kong)	2,110
FOOD PRODUCTS—4.7%
324,638	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	2,215
HEALTH CARE EQUIPMENT & SUPPLIES—6.6%
15,600	Hoya Corp. (Japan)	1,996
965	Straumann Holding AG (Switzerland)	1,070
		3,066
INSURANCE—6.3%
141,145	AIA Group Ltd. (Hong Kong)	1,702
106,266	Ping An Insurance Group Co. of China Ltd. (China)	1,251
		2,953
INTERACTIVE MEDIA & SERVICES—7.6%
15,139	Autohome Inc. ADR Class A (China)[1]	1,669
21,308	Tencent Holdings Ltd. (China)	1,898
		3,567
INTERNET & DIRECT MARKETING RETAIL—4.8%
70,128	Alibaba Group Holding Ltd. (China)*	2,225
IT SERVICES—2.3%
17,125	Amadeus IT Group SA Class A (Spain)*	1,093
MULTILINE RETAIL—1.8%
36,500	Pan Pacific International Holdings Corp. (Japan)	820
PERSONAL PRODUCTS—5.9%
4,403	L'Oreal SA (France)	1,549
20,966	Unilever plc (United Kingdom)	1,221
		2,770
PHARMACEUTICALS—7.5%
23,686	Novo Nordisk AS (Denmark)	1,650
5,426	Roche Holding AG (Switzerland)	1,873
		3,523
PROFESSIONAL SERVICES—3.3%
44,098	Experian plc (United Kingdom)	1,541
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.8%
22,166	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	$2,694
SOFTWARE—2.0%
7,539	SAP SE (Germany)	957
SPECIALTY RETAIL—5.4%
1,400	Fast Retailing Co. Ltd. (Japan)	1,204
6,300	Hikari Tsushin Inc. (Japan)	1,321
		2,525
TEXTILES, APPAREL & LUXURY GOODS—4.1%
7,871	EssilorLuxottica SA (France)	1,113
1,363	LVMH Moet Hennessy Louis Vuitton SE (France)	824
		1,937
THRIFTS & MORTGAGE FINANCE—4.2%
60,283	Housing Development Finance Corp. Ltd. (India)	1,960
TOTAL COMMON STOCKS
(Cost $34,532)		44,588
TOTAL INVESTMENTS—95.3%
(Cost $34,532)		44,588
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		2,190
TOTAL NET ASSETS—100.0%		$46,778

Harbor Focused International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$16,046	$—	$16,046
Middle East/Central Asia	—	1,960	—	1,960
Pacific Basin	4,363	22,219	—	26,582
Total Investments in Securities	$4,363	$40,225	$—	$44,588
 There were no level 3 investments at January 31, 2021 or October 31, 2020.
There were no Level 3 investments at January 31, 2021 or October 31,2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—5.0%
30,233	Safran SA (France)*	$3,801
5,884	TransDigm Group Inc. (United States)*	3,255
		7,056
AUTO COMPONENTS—2.9%
30,161	Aptiv plc (United States)*	4,030
BANKS—3.3%
64,086	HDFC Bank Ltd. ADR (India)*,1	4,621
BIOTECHNOLOGY—2.4%
15,926	CSL Ltd. (Australia)	3,302
CAPITAL MARKETS—2.4%
30,812	Intercontinental Exchange Inc. (United States)	3,400
COMMERCIAL SERVICES & SUPPLIES—2.7%
562,748	Rentokil Initial plc (United Kingdom)*	3,819
DIVERSIFIED CONSUMER SERVICES—7.7%
18,508	Bright Horizons Family Solutions Inc. (United States)*	2,813
83,246	Chegg Inc. (United States)*	7,930
		10,743
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.3%
11,260	Keyence Corp. (Japan)	6,045
ENTERTAINMENT—4.3%
28,054	Sea Ltd. ADR (Singapore)*,1	6,080
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
3,789	Equinix Inc. (United States)	2,804
FOOD & STAPLES RETAILING—4.1%
186,115	Alimentation Couche-Tard Inc. (Canada)	5,676
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
45,370	Boston Scientific Corp. (United States)*	1,608
HEALTH CARE PROVIDERS & SERVICES—2.1%
8,752	UnitedHealth Group Inc. (United States)	2,920
INDUSTRIAL CONGLOMERATES—3.7%
13,124	Roper Technologies Inc. (United States)	5,157
INSURANCE—3.6%
416,900	AIA Group Ltd. (Hong Kong)	5,026
INTERACTIVE MEDIA & SERVICES—3.9%
12,801	Naver Corp. (South Korea)	3,906
192,807	Rightmove plc (United Kingdom)*	1,578
		5,484
IT SERVICES—3.3%
23,979	Visa Inc. (United States)	4,634
LIFE SCIENCES TOOLS & SERVICES—5.5%
23,930	Iqvia Holdings Inc. (United States)*	4,255
5,409	Lonza Group AG (Switzerland)*	3,454
		7,709
MEDIA—3.5%
8,152	Charter Communications Inc. (United States)*	4,953
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—3.1%
12,451	Dollar General Corp. (United States)	$2,423
84,000	Pan Pacific International Holdings Corp. (Japan)	1,886
		4,309
PHARMACEUTICALS—2.2%
19,762	Zoetis Inc. (United States)	3,048
PROFESSIONAL SERVICES—6.4%
5,800	CoStar Group Inc. (United States)*	5,218
87,250	Recruit Holdings Co. Ltd. (Japan)	3,795
		9,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.8%
47,747	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	5,802
31,293	Texas Instruments Inc. (United States)	5,185
		10,987
SOFTWARE—8.6%
7,206	Adobe Inc. (United States)*	3,306
12,155	Intuit Inc. (United States)	4,391
18,578	Microsoft Corp. (United States)	4,309
		12,006
TRADING COMPANIES & DISTRIBUTORS—2.3%
64,300	Monotaro Co. Ltd. (Japan)	3,222
TOTAL COMMON STOCKS
(Cost $96,593)		137,652
TOTAL INVESTMENTS—98.3%
(Cost $96,593)		137,652
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		2,373
TOTAL NET ASSETS—100.0%		$140,025

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$—	$12,652	$—	$12,652
Middle East/Central Asia	4,621	—	—	4,621
North America	81,315	—	—	81,315
Pacific Basin	11,882	27,182	—	39,064
Total Investments in Securities	$97,818	$39,834	$—	$137,652
 There were no level 3 investments at January 31, 2021 or October 31, 2020.
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.2%
204,856	Airbus SE (France)*	$20,600
2,316,017	BAE Systems plc (United Kingdom)	14,613
10,140,433	Rolls-Royce Holdings plc (United Kingdom)*	12,655
88,119	Thales SA (France)	7,907
		55,775
AIR FREIGHT & LOGISTICS—0.2%
175,028	Oesterreichische Post AG (Austria)	7,402
AIRLINES—0.2%
970,828	EasyJet plc (United Kingdom)*	9,614
AUTO COMPONENTS—1.0%
356,200	Bridgestone Corp. (Japan)	13,271
1,271,784	Gestamp Automocion SA (Spain)*,1	5,892
734,778	GUD Holdings Ltd. (Australia)	6,665
80,201	Hankook Tire & Technology Co. Ltd. (South Korea)	2,940
109,600	Koito Manufacturing Co. Ltd. (Japan)	7,071
281,900	Sumitomo Electric Industries Ltd. (Japan)	3,763
90,200	Toyota Industries Corp. (Japan)	7,105
		46,707
AUTOMOBILES—1.4%
2,749,764	Baic Motor Corp. Ltd. (China)[1]	967
204,996	Bayerische Motoren Werke AG (Germany)	17,357
28,492	Hyundai Motor Co. (South Korea)	5,809
531,199	Mahindra & Mahindra Ltd. (India)	5,466
464,700	Toyota Motor Corp. (Japan)	32,592
		62,191
BANKS—6.3%
1,110,126	Axis Bank Ltd. (India)*	10,114
711,500	Bangkok Bank PCL (Thailand)	2,687
5,877,200	Bank Mandiri Persero TBK PT (Indonesia)	2,750
4,142,673	Bank of Ireland Group plc (Ireland)*	15,389
1,826,450	Bank of The Philippine Islands (Philippines)	3,016
6,257,410	Bankia SA (Spain)	10,725
21,920,910	Barclays plc (United Kingdom)*	39,988
679,755	BNP Paribas SA (France)	32,598
265,541	Close Brothers Group plc (United Kingdom)	5,118
154,447	Danske Bank AS (Denmark)	2,629
640,472	DNB ASA (Norway)	12,469
181,400	Fukuoka Financial Group Inc. (Japan)	3,245
94,812	Hana Financial Group Inc. (South Korea)	2,764
623,569	HSBC Holdings plc (United Kingdom)*	3,267
1,870,621	Intesa Sanpaolo SpA (Italy)*	4,078
1,072,400	Kasikornbank PCL (Thailand)*	4,527
66,520,965	Lloyds Banking Group plc (United Kingdom)*	29,850
6,169,800	Resona Holdings Inc. (Japan)	21,418
242,915	Shinhan Financial Group Co. Ltd. (South Korea)	6,662
983,287	Standard Chartered plc (United Kingdom)*	5,949
497,900	Sumitomo Mitsui Financial Group Inc. (Japan)	15,469
156,300	Sumitomo Mitsui Trust Holdings Inc. (Japan)	4,676
2,099,323	Svenska Handelsbanken AB (Sweden)	20,928
1,846,831	UniCredit SpA (Italy)*	16,830
320,300	United Overseas Bank Ltd. (Singapore)	5,628
		282,774
BEVERAGES—4.0%
256,009	Anheuser-Busch InBev SA (Belgium)	16,070
90,100	Asahi Group Holdings Ltd. (Japan)	3,637
115,384	Carlsberg AS (Denmark)	16,857
968,056	Coca-Cola Amatil Ltd. (Australia)	9,636
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
244,269	Coca-Cola European Partners plc (United Kingdom)	$11,351
913,332	Davide Campari-Milano NV (Netherlands)	9,817
740,603	Diageo plc (United Kingdom)	29,733
300,169	Heineken NV (Netherlands)	31,314
1,619,600	Kirin Holdings Co. Ltd. (Japan)	34,812
27,784	Pernod Ricard SA (France)	5,236
142,600	Suntory Beverage & Food Ltd. (Japan)	4,981
7,594,900	Thai Beverage PCL (Thailand)	4,703
220,000	Tsingtao Brewery Co. Ltd. (China)	2,122
		180,269
BUILDING PRODUCTS—2.1%
1,663,259	Assa Abloy AB Class B (Sweden)	41,135
64,684	Geberit AG (Switzerland)	39,591
851,801	GWA Group Ltd. (Australia)	2,231
603,300	LIXIL Group Corp. (Japan)	14,069
		97,026
CAPITAL MARKETS—2.3%
2,252,203	3i Group plc (United Kingdom)	34,129
689,800	Daiwa Securities Group Inc. (Japan)	3,283
1,165,800	IG Group Holdings plc (United Kingdom)	11,947
166,800	JAFCO Co. Ltd. (Japan)	9,021
111,100	Japan Exchange Group Inc. (Japan)	2,594
2,488,876	Jupiter Fund Management plc (United Kingdom)	9,744
2,544,900	Nomura Holdings Inc. (Japan)	13,465
119,910	Rathbone Brothers plc (United Kingdom)	2,632
960,409	St. James's Place plc (United Kingdom)	15,370
222,987	UBS Group AG (Switzerland)	3,214
		105,399
CHEMICALS—1.9%
447,800	Air Water Inc. (Japan)	7,240
410,642	BASF SE (Germany)	31,737
70,400	Nippon Shokubai Co. Ltd. (Japan)	3,943
186,800	Nissan Chemical Corp. (Japan)	10,640
44,600	Nitto Denko Corp. (Japan)	4,043
763,503	Orica Ltd. (Australia)	8,862
55,000	Shin-Etsu Chemical Co. Ltd. (Japan)	9,574
51,200	Sumitomo Bakelite Co. Ltd. (Japan)	1,836
118,200	Tokyo Ohka Kogyo Co. Ltd. (Japan)	7,943
		85,818
COMMERCIAL SERVICES & SUPPLIES—2.6%
71,400	AEON Delight Co. Ltd. (Japan)	1,870
1,204,993	Brambles Ltd. (Australia)	9,696
8,513,859	Cleanaway Waste Management Ltd. (Australia)	14,343
309,907	Elis SA (France)*	4,668
5,686,409	G4S plc (United Kingdom)*	20,183
2,310,965	HomeServe plc (United Kingdom)	32,944
40,709	S-1 Corp. (South Korea)	2,934
104,700	Secom Co. Ltd. (Japan)	9,487
8,338,906	Serco Group plc (United Kingdom)*	13,321
128,200	Sohgo Security Services Co. Ltd. (Japan)	6,308
		115,754
CONSTRUCTION & ENGINEERING—1.0%
341,733	Boskalis Westminster NV (Netherlands)	9,601
146,346	Ferrovial SA (Spain)	3,508
812,900	Maeda Corp. (Japan)	6,656

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
1,844,500	Obayashi Corp. (Japan)	$15,450
1,339,000	Penta-Ocean Construction Co. Ltd. (Japan)	10,971
		46,186
CONSTRUCTION MATERIALS—1.1%
113,831	CRH plc (Ireland)	4,698
885,807	Fletcher Building Ltd. (New Zealand)*	3,937
40,384	Imerys SA (France)	1,907
694,000	Taiheiyo Cement Corp. (Japan)	17,279
62,832	Vicat SA (France)	2,703
562,083	Wienerberger AG (Austria)	19,089
		49,613
CONSUMER FINANCE—0.3%
2,307,125	International Personal Finance plc (United Kingdom)*	2,529
2,327,853	Non-Standard Finance plc (United Kingdom)*,1	93
1,702,495	Provident Financial plc (United Kingdom)*	5,696
304,625	Shriram Transport Finance Co. Ltd. (India)	5,376
		13,694
CONTAINERS & PACKAGING—0.5%
3,514,938	DS Smith plc (United Kingdom)	17,447
692,400	Toyo Seikan Group Holdings Ltd. (Japan)	7,420
		24,867
DISTRIBUTORS—0.4%
1,784,623	Inchcape plc (United Kingdom)	16,175
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,621,104	AMP Ltd. (Australia)	4,084
4,854,000	First Pacific Co. Ltd. (Hong Kong)	1,499
		5,583
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
832,785	Deutsche Telekom AG (Germany)	14,809
4,944,309	Koninklijke KPN NV (Netherlands)	15,446
417,462	KT Corp. ADR (South Korea)[2]	4,392
1,462,800	Nippon Telegraph & Telephone Corp. (Japan)	36,561
		71,208
ELECTRIC UTILITIES—0.8%
181,461	Orsted AS (Denmark)[1]	34,464
ELECTRICAL EQUIPMENT—3.9%
667,255	ABB Ltd. (Switzerland)	19,682
397,180	Legrand SA (France)	36,496
57,600	Mabuchi Motor Co. Ltd. (Japan)	2,375
220,747	Schneider Electric SE (France)	32,309
5,716,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	5,471
376,543	Vestas Wind Systems AS (Denmark)	80,850
		177,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
86,700	Azbil Corp. (Japan)	4,416
1,665,000	Chroma ATE Inc. (Taiwan)	11,187
1,611,000	Delta Electronics Inc. (Taiwan)	16,216
1,386,500	Hitachi Ltd. (Japan)	57,117
203,000	Kyocera Corp. (Japan)	13,011
58,300	Omron Corp. (Japan)	5,165
92,600	Shimadzu Corp. (Japan)	3,540
74,200	TDK Corp. (Japan)	11,998
		122,650
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.6%
2,013,679	John Wood Group plc (United Kingdom)	$8,044
317,121	Petrofac Ltd. (United Kingdom)	516
6,104,922	Saipem SpA (Italy)*	15,997
201,851	TechnipFMC plc (France)	2,177
		26,734
ENTERTAINMENT—0.8%
180,357	CTS Eventim AG & Co. KGaA (Germany)	10,641
88,500	Konami Holdings Corp. (Japan)	5,423
4,802,800	Major Cineplex Group PCL (Thailand)	2,916
255,128	Modern Times Group MTG AB Class B (Sweden)*	3,866
150,200	Nexon Co. Ltd. (Japan)	4,558
8,500	Nintendo Co. Ltd. (Japan)	4,893
145,600	Toho Co. Ltd. (Japan)	5,640
		37,937
FOOD & STAPLES RETAILING—1.5%
727,719	Koninklijke Ahold Delhaize NV (Netherlands)	20,889
115,600	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,585
1,289,789	Metcash Ltd. (Australia)	3,359
435,800	Seven & I Holdings Co. Ltd. (Japan)	16,642
129,200	Sundrug Co. Ltd. (Japan)	5,126
4,762,089	Tesco plc (United Kingdom)	15,583
		66,184
FOOD PRODUCTS—1.8%
90,800	Calbee Inc. (Japan)	2,685
926,000	China Mengniu Dairy Co. Ltd. (China)*	5,507
1,464,887	Devro plc (United Kingdom)	3,430
183,500	Fuji Oil Holdings Inc. (Japan)	5,367
267,700	Megmilk Snow Brand Co. Ltd. (Japan)	5,775
70,100	Meiji Holdings Co. Ltd. (Japan)	4,785
66,400	NH Foods Ltd. (Japan)	2,845
650,300	Nippon Suisan Kaisha Ltd. (Japan)	2,715
4,022,000	Tingyi Cayman Islands Holding Corp. (China)	7,992
290,900	Toyo Suisan Kaisha Ltd. (Japan)	14,316
206,159	Viscofan SA (Spain)	14,558
8,759,000	Want Want China Holdings Ltd. (China)	6,290
123,200	Yakult Honsha Co. Ltd. (Japan)	6,293
		82,558
GAS UTILITIES—0.1%
171,000	Tokyo Gas Co. Ltd. (Japan)	3,747
HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
332,956	Coloplast AS Class B (Denmark)	49,700
7,940,049	ConvaTec Group plc (United Kingdom)[1]	21,724
646,751	Demant AS (Denmark)*	23,181
445,120	Getinge AB Class B (Sweden)	11,481
490,433	GN Store Nord AS (Denmark)	37,363
43,300	Hoya Corp. (Japan)	5,540
189,600	Japan Lifeline Co. Ltd. (Japan)	2,736
456,123	Koninklijke Philips NV (Netherlands)	24,863
220,500	Olympus Corp. (Japan)	3,987
245,415	Smith & Nephew plc (United Kingdom)	5,167
55,158	Sonova Holding AG (Switzerland)*	13,306
		199,048
HEALTH CARE PROVIDERS & SERVICES—1.3%
498,100	Alfresa Holdings Corp. (Japan)	9,929
182,296	Amplifon SpA (Italy)	7,226
365,478	Fresenius Medical Care AG & Co. KGaA (Germany)	29,567

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
477,000	MediPAL Holdings Corp. (Japan)	$9,766
75,200	Ship Healthcare Holdings Inc. (Japan)	4,327
		60,815
HOTELS, RESTAURANTS & LEISURE—4.2%
3,294,000	Ajisen China Holdings Ltd. (China)	508
299,424	Carnival plc (United Kingdom)*	4,717
2,206,533	Compass Group plc (United Kingdom)*	39,415
301,133	Flutter Entertainment plc (United Kingdom)*	56,008
4,904,600	Genting Singapore Ltd. (Singapore)	3,148
1,791,779	GVC Holdings plc (United Kingdom)	30,323
50,458	InterContinental Hotels Group PLC (United Kingdom)*	3,109
151,920	Playtech plc (United Kingdom)*	964
5,581,636	SSP Group plc (United Kingdom)*	22,078
3,611,812	TUI AG (Germany)	17,383
174,639	Yum China Holdings Inc. (China)	9,904
		187,557
HOUSEHOLD DURABLES—1.1%
620,232	Barratt Developments plc (United Kingdom)	5,402
375,600	Casio Computer Co. Ltd. (Japan)	6,636
1,379,809	McCarthy & Stone plc (United Kingdom)*,1	2,260
47,100	Rinnai Corp. (Japan)	4,920
314,000	Sekisui Chemical Co. Ltd. (Japan)	5,663
170,100	Sony Corp. (Japan)	16,281
3,209,443	Taylor Wimpey plc (United Kingdom)*	6,405
		47,567
HOUSEHOLD PRODUCTS—0.8%
146,400	Lion Corp. (Japan)	3,346
406,789	Reckitt Benckiser Group plc (United Kingdom)	34,487
		37,833
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
4,530,600	Lopez Holdings Corp. (Philippines)	350
INDUSTRIAL CONGLOMERATES—1.3%
886,500	CK Hutchison Holdings Ltd. (Hong Kong)	6,118
227,510	DCC plc (United Kingdom)	17,116
360,900	Jardine Matheson Holdings Ltd. (Hong Kong)	20,801
193,800	Jardine Strategic Holdings Ltd. (Singapore)	5,024
88,269	LG Corp. (South Korea)	7,805
4,132,300	Sime Darby Berhad (Malaysia)	2,241
		59,105
INSURANCE—4.6%
500,663	Admiral Group plc (United Kingdom)	19,732
1,035,790	AXA SA (France)	22,947
1,656,000	Dai-ichi Life Holdings Inc. (Japan)	25,232
323,400	Great Eastern Holdings Ltd. (Singapore)	5,099
40,125	Hannover Rueck SE (Germany)	6,218
35,569	Helvetia Holding AG (Switzerland)	3,563
336,051	Hiscox Ltd. (United Kingdom)*	4,286
2,526,660	Insurance Australia Group Ltd. (Australia)	9,313
1,730,700	Japan Post Holdings Co. Ltd. (Japan)*	13,764
191,600	MS&AD Insurance Group Holdings Inc. (Japan)	5,513
271,009	Prudential plc (United Kingdom)	4,336
1,252,105	QBE Insurance Group Ltd. (Australia)	7,680
788,385	Sampo OYJ (Finland)	33,145
54,289	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	8,149
371,800	Sompo Holdings Inc. (Japan)	14,847
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
382,900	T&D Holdings Inc. (Japan)	$4,462
352,800	Tokio Marine Holdings Inc. (Japan)	17,330
		205,616
INTERACTIVE MEDIA & SERVICES—2.3%
193,578	Adevinta ASA (Norway)*	2,872
1,755,146	Auto Trader Group plc (United Kingdom)*,1	13,532
127,104	Baidu Inc. ADR (China)*,2	29,872
715,669	Carsales.com Ltd. (Australia)	10,669
919,057	Domain Holdings Australia Ltd. (Australia)	3,475
5,330,902	Rightmove plc (United Kingdom)*	43,638
		104,058
INTERNET & DIRECT MARKETING RETAIL—2.1%
13,783	GS Home Shopping Inc. (South Korea)*	1,678
669,077	HelloFresh SE (Germany)*	56,498
172,442	Just Eat Takeaway.com NV (Netherlands)*,1	19,777
706,000	PChome Online Inc. (Taiwan)	2,173
55,040	Trip.Com Group Ltd. ADR (China)*,2	1,752
19,655	Zooplus AG (Germany)*	4,551
268,000	ZOZO Inc. (Japan)	7,505
		93,934
IT SERVICES—2.8%
106,405	Alten SA (France)*	11,203
15,952,675	Capita plc (United Kingdom)*	7,607
497,348	Edenred (France)	26,938
127,756	Genpact Ltd. (United States)	4,890
215,800	NEC Corp. (Japan)	11,741
285,800	NET One Systems Co. Ltd. (Japan)	9,535
77,100	Nomura Research Institute Ltd. (Japan)	2,597
175,100	NS Solutions Corp. (Japan)	5,625
1,712,100	NTT Data Corp. (Japan)	24,588
67,600	Otsuka Corp. (Japan)	3,404
43,603	Reply SpA (Italy)	5,334
226,400	SCSK Corp. (Japan)	12,592
		126,054
LEISURE PRODUCTS—0.9%
198,600	Bandai Namco Holdings Inc. (Japan)	16,935
1,160,000	Giant Manufacturing Co. Ltd. (Taiwan)	11,255
778,000	Goodbaby International Holdings Ltd. (Hong Kong)*	98
61,000	Merida Industry Co. Ltd. (Taiwan)	576
784,800	Sega Sammy Holdings Inc. (Japan)	12,499
		41,363
LIFE SCIENCES TOOLS & SERVICES—0.8%
307,158	Eurofins Scientific SE (Luxembourg)*	29,483
51,728	Gerresheimer AG (Germany)	5,504
		34,987
MACHINERY—2.9%
106,657	Andritz AG (Austria)	5,067
2,711,330	CNH Industrial NV (Italy)	34,549
56,100	Daifuku Co. Ltd. (Japan)	6,402
636,061	Fluidra SA (Spain)	15,300
103,604	GEA Group AG (Germany)	3,580
64,500	Hoshizaki Corp. (Japan)	5,725
68,000	Makita Corp. (Japan)	3,245
295,100	NSK Ltd. (Japan)	2,675
923,735	Rotork plc (United Kingdom)	4,097
1,089,098	Sandvik AB (Sweden)	27,124

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
204,740	Stabilus SA (Luxembourg)	$15,325
698,635	Wartsila OYJ Abp (Finland)	6,848
		129,937
MARINE—0.3%
1,426,942	Irish Continental Group plc (Ireland)	6,641
4,330,332	Wan Hai Lines Ltd. (Taiwan)	6,597
		13,238
MEDIA—2.7%
332,257	Daily Mail & General Trust plc (United Kingdom)	3,491
296,482	Euromoney Institutional Investor plc (United Kingdom)	3,857
1,044,800	Fuji Media Holdings Inc. (Japan)	12,128
220,800	Hakuhodo Dy Holdings Inc. (Japan)	3,200
525,606	Informa plc (United Kingdom)	3,576
15,908,041	ITV plc (United Kingdom)*	22,996
601,682	JCDecaux SA (France)*	11,690
23,445,300	Media Nusantara Citra TBK PT (Indonesia)*	1,722
2,731,097	Nine Entertainment Co. Holdings Ltd. (Australia)	5,004
986,800	Nippon Television Holdings Inc. (Japan)	11,343
255,250	Nordic Entertainment Group AB (Sweden)	13,324
175,857	Schibsted ASA Class A (Norway)*	6,616
149,545	Schibsted ASA Class B (Norway)	4,811
5,973,345	Sky Network Television Ltd. (New Zealand)*	703
1,283,800	Television Broadcasts Ltd. (Hong Kong)	1,244
1,598,096	WPP plc (United Kingdom)	16,700
		122,405
METALS & MINING—3.0%
767,518	Acerinox SA (Spain)	8,522
4,200,066	Alumina Ltd. (Australia)	5,391
994,378	ArcelorMittal SA (France)	21,776
294,415	BHP Group Ltd. (Australia)	9,819
477,788	BlueScope Steel Ltd. (Australia)	5,999
7,880,504	Glencore plc (United Kingdom)*	26,306
401,725	Newcrest Mining Ltd. (Australia)	7,635
822,900	Nippon Steel Corp. (Japan)*	9,506
467,104	Rio Tinto plc (United Kingdom)	35,438
89,300	Sumitomo Metal Mining Co. Ltd. (Japan)	3,872
		134,264
MULTILINE RETAIL—0.1%
237,800	Marui Group Co. Ltd. (Japan)	4,262
OIL, GAS & CONSUMABLE FUELS—2.4%
135,083	Ampol Ltd. (Australia)	2,689
17,685,662	BP plc (United Kingdom)	65,719
1,665,810	Equinor ASA (Norway)	29,853
298,200	INPEX Corp. (Japan)	1,726
1,227,477	Oil Search Ltd. (Australia)*	3,609
205,683	Washington H Soul Pattinson & Co. Ltd. (Australia)	4,261
		107,857
PAPER & FOREST PRODUCTS—0.2%
1,752,000	Oji Holdings Corp. (Japan)	10,592
PERSONAL PRODUCTS—1.4%
101,083	AMOREPACIFIC Group (South Korea)	5,323
3,481,352	Asaleo Care Ltd. (Australia)	3,459
194,700	Kao Corp. (Japan)	14,127
18,300	Kose Corp. (Japan)	2,941
1,118,250	L'Occitane International SA (Hong Kong)	3,075
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—Continued
105,500	Mandom Corp. (Japan)	$1,588
577,562	Unilever plc (United Kingdom)	33,646
		64,159
PHARMACEUTICALS—3.9%
375,300	Astellas Pharma Inc. (Japan)	6,092
305,600	Haw Par Corp. Ltd. (Singapore)	2,573
809,075	Novo Nordisk AS (Denmark)	56,367
138,800	Otsuka Holdings Co. Ltd. (Japan)	5,927
234,427	Roche Holding AG (Switzerland)	80,904
34,800	Sawai Pharmaceutical Co. Ltd. (Japan)	1,591
314,000	Takeda Pharmaceutical Co. Ltd. (Japan)	11,043
350,300	Tsumura & Co. (Japan)	11,398
		175,895
PROFESSIONAL SERVICES—4.5%
412,444	Adecco Group AG (Switzerland)	25,763
1,193,008	ALS Ltd. (Australia)	9,025
37,997	DKSH Holding AG (Switzerland)	3,056
634,456	Experian plc (United Kingdom)	22,176
11,286,789	Hays plc (United Kingdom)	21,600
692,590	Intertek Group plc (United Kingdom)	52,161
397,732	IPH Ltd. (Australia)	1,916
372,300	Nomura Co. Ltd. (Japan)	2,700
875,285	PageGroup plc (United Kingdom)	5,377
202,100	Persol Holdings Co. Ltd. (Japan)	3,791
76,100	Randstad NV (Netherlands)*	4,755
1,200,480	RELX plc (United Kingdom)	29,722
527,208	RWS Holdings plc (United Kingdom)	4,235
37,600	TechnoPro Holdings Inc. (Japan)	2,863
36,347	Teleperformance (France)	11,889
		201,029
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
30,500	Daito Trust Construction Co. Ltd. (Japan)	3,179
344,100	Daiwa House Industry Co. Ltd. (Japan)	9,755
318,400	Mitsubishi Estate Co. Ltd. (Japan)	5,037
		17,971
ROAD & RAIL—0.5%
211,400	East Japan Railway Co. (Japan)	13,944
1,135,836	National Express Group plc (United Kingdom)	3,882
355,200	Senko Group Holdings Co. Ltd. (Japan)	3,301
		21,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
31,083	ASML Holding NV (Netherlands)	16,594
857,700	Renesas Electronics Corp. (Japan)*	9,788
157,600	ROHM Co. Ltd. (Japan)	15,990
108,086	SK Hynix Inc. (South Korea)	11,801
1,554,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	32,841
		87,014
SOFTWARE—0.0%
11,200	Oracle Corp. Japan (Japan)	1,320
SPECIALTY RETAIL—0.8%
68,900	ABC-Mart Inc. (Japan)	3,919
15,859,800	Esprit Holdings Ltd. (Hong Kong)*	1,860
1,658,800	Pets at Home Group plc (United Kingdom)	9,094

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
248,900	USS Co. Ltd. (Japan)	$4,901
804,090	WH Smith plc (United Kingdom)*	16,791
		36,565
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
279,000	King Slide Works Co. Ltd. (Taiwan)	2,977
193,392	Logitech International SA (Switzerland)	20,085
140,238	Quadient SAS (France)	3,062
500,146	Samsung Electronics Co. Ltd. (South Korea)	36,564
		62,688
TEXTILES, APPAREL & LUXURY GOODS—2.5%
96,440	Adidas AG (Germany)	30,579
588,200	ASICS Corp. (Japan)	10,353
291,515	Cie Financiere Richemont SA (Switzerland)	27,077
383,708	Cie Financiere Richemont SA ADR (Switzerland)[2]	3,540
216,756	EssilorLuxottica SA (France)	30,662
618,700	Onward Holdings Co. Ltd. (Japan)	1,447
338,318	Shenzhou International Group Holdings Ltd. (China)	6,598
2,051,000	Stella International Holdings Ltd. (Hong Kong)	2,426
		112,682
THRIFTS & MORTGAGE FINANCE—0.1%
195,611	Housing Development Finance Corp. Ltd. (India)	6,361
TOBACCO—0.5%
100,648	British American Tobacco plc (United Kingdom)	3,657
200,400	Japan Tobacco Inc. (Japan)	3,981
170,948	Swedish Match AB (Sweden)	13,182
		20,820
TRADING COMPANIES & DISTRIBUTORS—1.4%
353,884	Brenntag AG (Germany)	27,721
856,199	Bunzl plc (United Kingdom)	27,484
257,500	ITOCHU Corp. (Japan)	7,374
		62,579
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.4%
770,740	Getlink SE (France)	$11,878
241,900	Mitsubishi Logistics Corp. (Japan)	6,736
		18,614
WIRELESS TELECOMMUNICATION SERVICES—0.7%
1,872,432	Bharti Airtel Ltd. (India)	14,146
615,500	KDDI Corp. (Japan)	18,091
		32,237
TOTAL COMMON STOCKS
(Cost $3,841,216)		4,469,415

PREFERRED STOCKS—0.5%
AUTOMOBILES—0.5%
101,532	Volkswagen AG (Germany)	19,195
PERSONAL PRODUCTS—0.0%
11,086	AMOREPACIFIC Group (South Korea)*	408
TOTAL PREFERRED STOCKS
(Cost $16,952)		19,603
TOTAL INVESTMENTS—99.5%
(Cost $3,858,168)		4,489,018
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		24,669
TOTAL NET ASSETS—100.0%		$4,513,687

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA	805,198	ZAR 0.47	09/12/2023	$ —	$ 25
Modern Times Group Mortgage AB Right	259,001	SEK 90.00	02/10/2021	—	483
Total Rights/Warrants					$508

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$11,351	$2,849,990	$—	$2,861,341
Middle East/Central Asia	—	41,463	—	41,463
North America	4,890	—	—	4,890
Pacific Basin	56,050	1,505,671	—	1,561,721
Preferred Stocks
Europe	—	19,195	—	19,195
Pacific Basin	—	408	—	408
Total Investments in Securities	$72,291	$4,416,727	$—	$4,489,018
Financial Derivatives Instruments - Assets
Rights/Warrants	$—	$508	$—	$508
Total Investments	$72,291	$4,417,235	$—	$4,489,526
 There were no level 3 investments at January 31, 2021 or October 31, 2020.
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $98,709 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

SEK	Swedish Krona
ZAR	South African Rand
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.5%
Shares		Value
AUTO COMPONENTS—0.6%
104,100	Denso Corp. (Japan)	$5,786
AUTOMOBILES—0.9%
186,700	Suzuki Motor Corp. (Japan)	8,425
BANKS—1.1%
566,927	United Overseas Bank Ltd. (Singapore)	9,961
BEVERAGES—4.1%
67,091	Remy Cointreau SA (France)	12,444
5,679,500	Thai Beverage PCL (Thailand)	3,517
627,670	Treasury Wine Estates Ltd. (Australia)	4,802
1,424,000	Tsingtao Brewery Co. Ltd. (China)	13,733
471,766	United Spirits Ltd. (India)*	3,739
		38,235
BUILDING PRODUCTS—2.8%
159,464	Kingspan Group plc (Ireland)*	10,825
447,113	Nibe Industrier AB (Sweden)	14,925
		25,750
CAPITAL MARKETS—1.5%
581,345	Hargreaves Lansdown plc (United Kingdom)	13,544
CHEMICALS—2.5%
472,331	Asian Paints Ltd. (India)	15,596
183,486	Johnson Matthey plc (United Kingdom)	7,381
		22,977
COMMERCIAL SERVICES & SUPPLIES—0.6%
379,845	HomeServe plc (United Kingdom)	5,415
DIVERSIFIED FINANCIAL SERVICES—1.0%
124,113	Investor AB Class B (Sweden)	9,104
ELECTRICAL EQUIPMENT—2.7%
116,756	Contemporary Amperex Technology Co. Ltd. (China)	6,319
140,100	Nidec Corp. (Japan)	18,644
		24,963
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
21,200	Keyence Corp. (Japan)	11,382
176,800	Murata Manufacturing Co. Ltd. (Japan)	16,981
		28,363
ENERGY EQUIPMENT & SERVICES—0.3%
660,928	John Wood Group plc (United Kingdom)	2,640
ENTERTAINMENT—2.7%
48,363	Spotify Technology SA (Sweden)*	15,234
98,114	Ubisoft Entertainment SA (France)*	9,810
		25,044
FOOD & STAPLES RETAILING—2.6%
473,082	Jeronimo Martins SGPS SA (Portugal)	7,736
1,942,100	Raia Drogasil SA (Brazil)*	8,846
66,300	Sugi Holdings Co. Ltd. (Japan)	4,357
1,289,067	Wal-Mart de Mexico SAB de CV (Mexico)	3,671
		24,610
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
82,043	Cochlear Ltd. (Australia)	12,336
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
707,100	Olympus Corp. (Japan)	$12,785
144,200	Sysmex Corp. (Japan)	16,823
		41,944
HOUSEHOLD PRODUCTS—0.7%
140,800	Pigeon Corp. (Japan)	6,335
INDUSTRIAL CONGLOMERATES—0.8%
20,300	Jardine Matheson Holdings Ltd. (Singapore)	1,170
251,100	Jardine Strategic Holdings Ltd. (Singapore)	6,510
		7,680
INSURANCE—3.4%
1,239,200	AIA Group Ltd. (Hong Kong)	14,941
12,505	Fairfax Financial Holdings Ltd. (Canada)	4,537
225,956	ICICI Lombard General Insurance Co Ltd. (India)*,1	4,096
672,000	Ping An Insurance Group Co. of China Ltd. (China)	7,914
		31,488
INTERACTIVE MEDIA & SERVICES—6.7%
1,579,458	Auto Trader Group plc (United Kingdom)*,1	12,177
41,931	Baidu Inc. ADR (China)*,2	9,855
269,600	Kakaku.com Inc. (Japan)	7,808
28,512	Naver Corp. (South Korea)	8,700
1,736,586	Rightmove plc (United Kingdom)*	14,215
448,654	SEEK Ltd (Australia)	9,560
		62,315
INTERNET & DIRECT MARKETING RETAIL—14.2%
90,586	Alibaba Group Holding Ltd. ADR (China)*,2	22,993
101,595	ASOS plc (United Kingdom)*	6,207
114,113	MakeMyTrip Ltd. (India)*	3,256
438,100	Meituan Dianping Class B (China)*	20,201
9,069	MercadoLibre Inc. (Argentina)*	16,138
68,732	Naspers Ltd. (South Africa)	15,900
65,053	Prosus NV (Netherlands)*	7,600
1,498,875	Trainline plc (United Kingdom)*,1	8,347
149,696	Trip.Com Group Ltd. ADR (China)*,2	4,765
229,636	Zalando SE (Germany)*,1	26,330
		131,737
IT SERVICES—5.8%
87,958	Bechtle AG (Germany)	18,638
31,937	Shopify Inc. (Canada)*	35,086
		53,724
LEISURE PRODUCTS—1.2%
48,800	Shimano Inc. (Japan)	11,442
LIFE SCIENCES TOOLS & SERVICES—1.8%
14,261	Mettler-Toledo International Inc. (Switzerland)*	16,658
MACHINERY—8.6%
225,237	Atlas Copco AB Class A (Sweden)	12,220
94,144	Atlas Copco AB Class B (Sweden)	4,408
24,761	Epiroc AB Class A (Sweden)	474
502,776	Epiroc AB Class B (Sweden)	8,630
133,441	Kone OYJ Class B (Finland)	10,495
9,805	Rational AG (Germany)	9,425
24,600	SMC Corp. (Japan)	14,887
900,500	Techtronic Industries Co. Ltd. (Hong Kong)	13,452
223,386	Weir Group plc (United Kingdom)*	5,771
		79,762

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—2.0%
84,700	Kao Corp. (Japan)	$6,145
185,100	Shiseido Co. Ltd. (Japan)	12,017
		18,162
PROFESSIONAL SERVICES—0.9%
115,975	Intertek Group plc (United Kingdom)	8,735
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
45,776	ASML Holding NV (Netherlands)	24,438
296,866	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	36,075
		60,513
SOFTWARE—2.1%
83,739	Nemetschek SE (Germany)	5,895
133,753	Xero Ltd. (New Zealand)*	13,195
		19,090
SPECIALTY RETAIL—1.1%
361,038	Industria de Diseno Textil SA (Spain)	10,708
TEXTILES, APPAREL & LUXURY GOODS—6.2%
34,154	Adidas AG (Germany)	10,830
254,830	Burberry Group plc (United Kingdom)*	5,972
129,340	Cie Financiere Richemont SA (Switzerland)	12,014
12,539	Kering SA (France)	8,230
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
1,707,000	Li Ning Co. Ltd. (China)	$10,634
15,798	LVMH Moet Hennessy Louis Vuitton SE (France)	9,551
		57,231
THRIFTS & MORTGAGE FINANCE—1.4%
395,400	Housing Development Finance Corp. Ltd. (India)	12,858
WIRELESS TELECOMMUNICATION SERVICES—1.1%
133,600	SoftBank Group Corp. (Japan)	10,350
TOTAL COMMON STOCKS
(Cost $566,313)		885,549

PREFERRED STOCKS—2.0%
(Cost $5,581)
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
37,909	Sartorius AG (Germany)	18,845
TOTAL INVESTMENTS—97.5%
(Cost $571,894)		904,394
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		22,859
TOTAL NET ASSETS—100.0%		$927,253

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$15,900	$—	$15,900
Europe	31,892	335,134	—	367,026
Latin America	28,655	—	—	28,655
Middle East/Central Asia	3,256	36,289	—	39,545
North America	39,623	—	—	39,623
Pacific Basin	80,007	314,793	—	394,800
Preferred Stocks
Europe	—	18,845	—	18,845
Total Investments in Securities	$183,433	$720,961	$—	$904,394
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Common Stocks	$6,629	$438	$(414)	$—	$120	$2,787	$—	$(9,560)	$—	$—
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $50,950 or 5% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—91.6%
Shares		Value
AEROSPACE & DEFENSE—1.7%
38,385	Hensoldt AG (Germany)*	$668
AIR FREIGHT & LOGISTICS—3.3%
300,800	Kerry Logistics Network Ltd. (Hong Kong)	642
26,390	Kintetsu World Express Inc. (Japan)	647
		1,289
AUTO COMPONENTS—2.1%
281,500	Johnson Electric Holdings Ltd. (Hong Kong)	831
BANKS—1.7%
388,147	Virgin Money UK plc (United Kingdom)*	684
BEVERAGES—1.3%
163,841	C&C Group plc (Ireland)*	517
CAPITAL MARKETS—2.3%
16,868	JAFCO Co. Ltd. (Japan)	912
CHEMICALS—4.3%
29,500	KH Neochem Co. Ltd. (Japan)	665
53,700	Neo Performance Materials Inc. (Canada)	639
12,615	Victrex plc (United Kingdom)	403
		1,707
COMMERCIAL SERVICES & SUPPLIES—3.3%
32,257	ISS AS (Denmark)*	554
17,551	Loomis AB (Sweden)	449
135,918	Mears Group PLC (United Kingdom)*	285
		1,288
CONSTRUCTION & ENGINEERING—7.1%
20,407	Arcadis NV (Netherlands)	716
334,115	Maire Tecnimont SpA (Italy)*	762
41,653	Raito Kogyo Co. Ltd. (Japan)	679
443,462	Service Stream Ltd. (Australia)	643
		2,800
CONSUMER FINANCE—1.2%
85,102	Resurs Holding AB (Sweden)[1]	461
CONTAINERS & PACKAGING—1.4%
30,105	BillerudKorsnas AB (Sweden)	538
DISTRIBUTORS—1.8%
77,740	Inchcape plc (United Kingdom)	705
ELECTRICAL EQUIPMENT—1.2%
14,891	Mersen SA (France)*	455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.5%
29,964	Amano Corp. (Japan)	697
4,400	Daiwabo Holdings Co. Ltd. (Japan)	371
9,018	Landis+Gyr Group AG (Switzerland)*	664
20,900	Nohmi Bosai Ltd. (Japan)	442
		2,174
FOOD & STAPLES RETAILING—1.2%
43,802	Qol Holdings Co. Ltd. (Japan)	480
FOOD PRODUCTS—6.2%
596,933	Aryzta AG (Switzerland)*	525
64,872	Elders Ltd. (Australia)	526
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
55,215	Glanbia plc (Ireland)	$681
1,104,100	Japfa Ltd. (Singapore)	720
		2,452
HEALTH CARE PROVIDERS & SERVICES—3.3%
17,939	BML Inc. (Japan)	624
233,035	Healius Ltd. (Australia)	690
		1,314
HOTELS, RESTAURANTS & LEISURE—1.6%
32,914	Resorttrust Inc. (Japan)	466
21,164	Round One Corp. (Japan)	184
		650
HOUSEHOLD DURABLES—2.3%
79,425	TomTom NV (Netherlands)*	924
INSURANCE—4.4%
19,778	ASR Nederland NV (Netherlands)	767
50,808	Coface SA (France)	500
256,742	Mapfre SA (Spain)	471
		1,738
INTERNET & DIRECT MARKETING RETAIL—1.6%
48,803	Takkt AG (Germany)	613
IT SERVICES—4.6%
986	Alten SA (France)*	104
435,046	Equiniti Group plc (United Kingdom)*,1	693
76,720	Indra Sistemas SA (Spain)*	675
10,335	Tietoevry OYJ (Finland)*	340
		1,812
LEISURE PRODUCTS—1.3%
24,904	Spin Master Corp. (Canada)*,1	530
MACHINERY—3.3%
8,469	Krones AG (Germany)	701
34,438	OSG Corp. (Japan)	620
		1,321
MARINE—1.6%
18,205	Clarkson plc (United Kingdom)	622
MEDIA—3.3%
42,075	Criteo SA ADR (France)*,2	783
8,966	RTL Group SA (Luxembourg)*	513
		1,296
METALS & MINING—1.4%
15,400	DOWA Holdings Co. Ltd. (Japan)	563
MULTILINE RETAIL—1.8%
30,074	Ryohin Keikaku Co. Ltd. (Japan)	719
OIL, GAS & CONSUMABLE FUELS—1.7%
547,739	Beach Energy Ltd. (Australia)	681
PAPER & FOREST PRODUCTS—1.6%
208,703	Navigator Co. SA (Portugal)*	626
PERSONAL PRODUCTS—1.2%
41,117	Ontex Group NV (Belgium)	466

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—1.5%
7,475	DKSH Holding AG (Switzerland)	$601
ROAD & RAIL—1.7%
202,522	Redde Northgate plc (United Kingdom)	678
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
24,625	Tower Semiconductor Ltd. (Israel)*	689
85,226	X-Fab Silicon Foundries SE (Belgium)*,1	688
		1,377
SPECIALTY RETAIL—1.5%
47,373	Matas AS (Denmark)*	587
TEXTILES, APPAREL & LUXURY GOODS—1.4%
677,485	Coats Group plc (United Kingdom)*	569
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.4%
26,250	Kanamoto Co. Ltd. (Japan)	$561
TOTAL COMMON STOCKS
(Cost $31,684)		36,209
TOTAL INVESTMENTS—91.6%
(Cost $31,684)		36,209
CASH AND OTHER ASSETS, LESS LIABILITIES—8.4%		3,331
TOTAL NET ASSETS—100.0%		$39,540

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$783	$20,205	$—	$20,988
Middle East/Central Asia	689	—	—	689
North America	1,169	—	—	1,169
Pacific Basin	—	13,363	—	13,363
Total Investments in Securities	$2,641	$33,568	$—	$36,209
 There were no level 3 investments at January 31, 2021 or October 31, 2020.
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $2,372 or 6% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—96.1%
Shares		Value
AUTO COMPONENTS—0.6%
108,000	Chaowei Power Holdings Ltd. (China)	$46
1,692	DTR Automotive Corp. (South Korea)	39
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	83
400	Linamar Corp. (Canada)	20
		188
AUTOMOBILES—5.6%
5,030	Bayerische Motoren Werke AG (Germany)	426
6,311	Daimler AG (Germany)	443
10,800	Honda Motor Co. Ltd. (Japan)	285
25,584	Stellantis NV (Netherlands)*	389
3,800	Toyota Motor Corp. (Japan)	266
		1,809
BANKS—2.1%
4,416	Bank of Georgia Group plc (United Kingdom)*	69
195,200	Bank Pembangunan Daerah Jawa Timur TBK PT (Indonesia)	11
7,842	BNK Financial Group Inc. (South Korea)	38
4,148	BNP Paribas SA (France)	199
38,668	Faisal Islamic Bank of Egypt (Egypt)	39
34,200	Japan Post Bank Co. Ltd. (Japan)	296
6,010	SpareBank 1 BV (Norway)	29
593	Sparebanken Sor (Norway)*	8
		689
BEVERAGES—0.1%
16,198	Ginebra San Miguel Inc. (Philippines)	19
823	Kofola Ceskoslovensko AS (Czech Republic)	10
		29
BIOTECHNOLOGY—0.1%
23	Genmab AS (Denmark)*	9
800	Grifols SA (Spain)	24
		33
BUILDING PRODUCTS—0.5%
668	FM Mattsson Mora Group AB (Sweden)	12
1,880	Inwido AB (Sweden)	25
5,888	Norcros plc (United Kingdom)*	17
2,477	Systemair AB (Sweden)*	78
465	Zehnder Group AG (Switzerland)	34
		166
CAPITAL MARKETS—3.2%
273	Altamir (France)	7
87,100	Asia Plus Group Holdings PCL NVDR (Thailand)[1]	6
8,452	Banca Generali SpA (Italy)	262
123	CIE Financiere Tradition SA (Switzerland)	15
23,733	Deutsche Bank AG (Germany)*	239
1,451	Equita Group SpA (Italy)	5
2,082	Fiducian Group Ltd. (Australia)	10
10,890	St. James's Place plc (United Kingdom)	174
588	Titanium OYJ (Finland)	10
21,766	UBS Group AG (Switzerland)	314
		1,042
CHEMICALS—0.8%
574	KPX Chemical Co. Ltd. (South Korea)	27
886	Noroo Holdings Co. Ltd. (South Korea)	8
4,687	Palram Industries 1990 Ltd. (Israel)	45
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
9,700	Teijin Ltd. (Japan)	$178
3,068	Thrace Plastics Holding And Co. (Greece)	13
		271
COMMERCIAL SERVICES & SUPPLIES—0.7%
1,400	DAI Nippon Printing Co. Ltd. (Japan)	24
1,476	Elanders AB Class B (Sweden)	25
319	Fursys Inc. (South Korea)	9
10,000	Kokuyo Co. Ltd. (Japan)	130
262	Orell Fuessli Holding AG (Switzerland)	32
404	Securitas AB (Sweden)	6
		226
COMMUNICATIONS EQUIPMENT—1.6%
5,931	Adva Optical Networking Se (Germany)*	65
16,839	Ericsson (LM) Telephone SP ADR (Sweden)[1]	210
2,500	EXFO Inc. (Canada)*	9
18,173	Telefonaktiebolaget LM Ericsson (Sweden)	229
8,412	Telit Communications plc (United Kingdom)*	23
		536
CONSTRUCTION & ENGINEERING—0.3%
58,000	Analogue Holdings Ltd. (Hong Kong)	10
24,388	Boustead Singapore Ltd. (Singapore)	16
305	Burkhalter Holding AG (Switzerland)	22
2,516	Hwasung Industrial Co. Ltd. (South Korea)	25
3,722	Orascom Construction plc (United Arab Emirates)	23
10,200	Severfield plc (United Kingdom)	10
		106
CONSTRUCTION MATERIALS—0.1%
375	James Hardie Industries PLC CDI (Ireland)*,1	11
19,932	Steppe Cement Ltd. (Malaysia)	9
		20
CONSUMER FINANCE—0.6%
14,100	AEON Financial Service Co. Ltd. (Japan)	169
4,289	H&T Group plc (United Kingdom)	17
		186
CONTAINERS & PACKAGING—0.3%
1,530	Groupe Guillin (France)	46
64,100	Hanwell Holdings Ltd. (Singapore)	13
10,611	Mpact Ltd. (South Africa)*	12
11,718	Orora Ltd. (Australia)	22
		93
DISTRIBUTORS—0.6%
11,500	Jardine Cycle & Carriage Ltd. (Singapore)	186
DIVERSIFIED CONSUMER SERVICES—0.0%
7,627	Shine Corporate Ltd. (Australia)	5
DIVERSIFIED FINANCIAL SERVICES—0.2%
1,012	ABC Arbitrage (France)	9
16,843	M&G plc (United Kingdom)	41
10,154	Ninety One Ltd. (South Africa)	31
		81
DIVERSIFIED TELECOMMUNICATION SERVICES—2.6%
254,878	Bredband2 I Skandinavien AB (Sweden)	66
118,589	BT Group plc (United Kingdom)*	203

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	$4
21,600	Nippon Telegraph & Telephone Corp. (Japan)	540
2,724	Telefonica Brasil SA ADR (Brazil)*,1	23
113	Telefonica SA (Spain)	—
		836
ELECTRIC UTILITIES—0.0%
23,923	OPG Power Ventures plc (United Kingdom)*	5
ELECTRICAL EQUIPMENT—1.7%
116	Legrand SA (France)	11
29,100	Mitsubishi Electric Corp. (Japan)	444
77	Siemens Energy AG (Germany)*	3
205	Somfy SA (France)	35
5,546	Zumtobel Group AG (Austria)*	46
		539
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
77,905	Datatec Ltd. (South Africa)*	127
10,065	Eroad Ltd. (New Zealand)*	36
4,421	Groupe SFPI (France)*	9
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	108
531	Kapsch Trafficcom AG (Austria)	10
1,179	LG Display Co. Ltd. (South Korea)	23
530	Nedap NV (Netherlands)	32
600	Tomen Devices Corp (Japan)	22
		367
ENERGY EQUIPMENT & SERVICES—0.1%
149,000	Hilong Holding Ltd. (Hong Kong)	6
9,918	Hunting plc (United Kingdom)	27
		33
ENTERTAINMENT—3.3%
3,700	Capcom Co. Ltd. (Japan)	232
10,000	IGG Inc. (Singapore)	13
982	Nintendo Co. Ltd. (Japan)	565
1,763	TEN Square Games SA (Poland)	235
672	Vivendi SA (France)	21
		1,066
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.0%
6,426	Yeni Gimat Gayrimenkul Ortakligi AS (Turkey)	13
FOOD & STAPLES RETAILING—1.8%
200	Alimentation Couche-Tard Inc. (Canada)	6
1,832	Amsterdam Commodities NV (Netherlands)	46
336	Hawesko Holding AG (Germany)	18
18,464	Koninklijke Ahold Delhaize NV (Netherlands)	530
		600
FOOD PRODUCTS—0.4%
18,055	Finsbury Food Group plc (United Kingdom)*	19
900	Maeil Holdings Co. Ltd. (South Korea)	7
663	Nestlé SA (Switzerland)	75
119	Neto ME Holdings Ltd. (Israel)	5
806	Nomad Foods Ltd. (Virgin Islands)*	20
6,869	PGG Wrightson Ltd. (New Zealand)	16
		142
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
146	BioMerieux (France)	23
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
473	Coloplast AS Class B (Denmark)	$71
22,257	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	552
1,100	Fukuda Denshi Co. Ltd. (Japan)	84
12,359	Getinge AB Class B (Sweden)	319
1,735	GN Store Nord AS (Denmark)	132
500	Hoshi Iryo-Sanki Co. Ltd. (Japan)	18
10,589	Koninklijke Philips NV (Netherlands)	577
36	Paul Hartmann AG (Germany)	17
22	Sonova Holding AG (Switzerland)*	5
		1,798
HEALTH CARE PROVIDERS & SERVICES—0.5%
21,159	Arvida Group Ltd. (New Zealand)	27
6,834	GHP Specialty Care AB (Sweden)*	20
6,266	Humana AB (Sweden)*	44
6,322	Oriola Corp. Class A (Finland)	17
25,000	Oriola OYJ (Finland)	62
		170
HEALTH CARE TECHNOLOGY—0.3%
610	Cegedim SA (France)*	17
1,114	Nexus AG (Germany)	72
		89
HOTELS, RESTAURANTS & LEISURE—0.4%
517	Bet-At-Home.Com AG (Germany)	24
410	Evolution Gaming Group AB ADR (Sweden)[1]	40
338	Groupe Partouche SA (France)*	8
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	2
900	Ohsho Food Service Corp. (Japan)	50
600	Pollard Banknote Ltd. (Canada)	17
		141
HOUSEHOLD DURABLES—1.8%
477	Amica SA (Poland)	18
2,002	De'Longhi SpA (Italy)	72
12,947	Emak SpA (Italy)*	19
1,300	Funai Electric Co. Ltd. (Japan)*	5
265	HEXAOM (France)*	11
5,369	Husqvarna AB (Sweden)	66
9,600	Lii Hen Industries BHD (Malaysia)	9
29,500	Nikon Corp. (Japan)	235
100	Rinnai Corp. (Japan)	11
501	Sabaf SpA (Italy)	10
1,056	Surteco Group SE (Germany)	31
12,780	Toya SA (Poland)	21
700	V-ZUG Holding AG (Switzerland)*	70
		578
HOUSEHOLD PRODUCTS—0.2%
429	Leifheit AG (Germany)	23
29,635	McBride plc (United Kingdom)*	32
4,127	Suominen OYJ (Finland)	27
		82
INDUSTRIAL CONGLOMERATES—0.2%
7,118	KOC Holding AS (Turkey)	19
2,998	Volati AB (Sweden)	40
		59
INSURANCE—3.0%
11,400	Allianz Malaysia BHD (Malaysia)	38

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
1,629	Aviva plc (United Kingdom)	$8
19,881	Avivasa Emeklilik VE Hayat AS (Turkey)	53
4,223	European Reliance General Insurance Co. SA (Greece)	26
5,600	Great Eastern Holdings Ltd. (Singapore)	88
33,600	Japan Post Holdings Co. Ltd. (Japan)*	267
29,884	Legal & General Group plc (United Kingdom)	99
156	NN Group NV (Netherlands)	7
18,900	T&D Holdings Inc. (Japan)	220
66,066	Unipolsai Assicurazioni SpA (Italy)	167
		973
INTERNET & DIRECT MARKETING RETAIL—0.2%
15,600	Hai-O Enterprise BHD (Malaysia)	8
7,591	Verkkokauppa.Com OYJ (Finland)	66
		74
IT SERVICES—2.7%
300	Business Engineering Corp. (Japan)	9
819	Comarch SA (Poland)	43
1,861	Digia OYJ (Finland)	17
1,254	Eagle Eye Solutions Group plc (United Kingdom)*	7
6,844	Eckoh plc (United Kingdom)*	6
4,200	Fujitsu Ltd. (Japan)	641
2,058	Gofore OYJ (Finland)	42
241,419	Hi Sun Technology China Ltd. (China)*	44
105	Infotel SA (France)	5
345	Know It AB (Sweden)*	11
945	Neurones (France)	27
3,904	Pushpay Holdings Ltd. (New Zealand)*	5
76	Sopra Steria Group SA (France)*	13
		870
LEISURE PRODUCTS—1.0%
9,030	Harvia OYJ (Finland)	257
1,500	Sankyo Co. Ltd. (Japan)	43
1,250	Sanlorenzo Spa/Ameglia (Italy)*	28
		328
LIFE SCIENCES TOOLS & SERVICES—3.3%
4,402	Ergomed plc (United Kingdom)*	65
2,238	ICON plc (Ireland)*	456
1,305	Sartorius Stedim Biotech (France)	546
		1,067
MACHINERY—5.2%
3,623	Andritz AG (Austria)	172
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	29
16,399	Epiroc AB Class A (Sweden)	314
105	Exel Industries SA Class A (France)*	8
69,237	Famur SA (Poland)*	48
54	Groupe Gorge SA (France)	1
5,196	Kone OYJ Class B (Finland)	409
1,224	Nilfisk Holding AS (Denmark)*	27
371	Palfinger AG (Austria)	13
464	Schindler Holding AG (Switzerland)	122
16,897	Skellerup Holdings Ltd. (New Zealand)	47
20,072	Volvo AB (Sweden)*	495
		1,685
MARINE—1.2%
183	AP Moller - Maersk AS (Denmark)	376
COMMON STOCKS—Continued
Shares		Value
MEDIA—1.1%
247	4imprint Group plc (United Kingdom)	$8
4,842	Bloomsbury Publishing plc (United Kingdom)	20
195	Cogeco Communications Inc. (Canada)	17
578	Cogeco Inc. (Canada)	42
4,472	Corus Entertainment Inc. (Canada)	17
1,900	FAN Communications Inc. (Japan)	7
85	GTN Ltd. (Australia)	—
6,700	Hakuhodo Dy Holdings Inc. (Japan)	97
2,451	HighCo SA (France)*	15
10,318	North Media AS (Denmark)	134
		357
METALS & MINING—7.1%
10,525	Anglo American plc (United Kingdom)	346
94,785	Arcelormittal South Africa Ltd. (South Africa)*	10
22,947	Base Resources Ltd. (Australia)*	5
1,840	BHP Group plc (United Kingdom)	50
363	ERO Copper Corp. (Canada)*	5
27,813	Evraz plc (United Kingdom)	190
31,049	Fortescue Metals Group Ltd. (Australia)	511
1,177	Iluka Resources Ltd. (Australia)	6
26,518	Maca Ltd. (Australia)	26
4,701	Rio Tinto Ltd. (Australia)	393
875	Rio Tinto plc (United Kingdom)	66
4,108	Rio Tinto plc Sponsored ADR (United Kingdom)[1]	314
187,583	South32 Ltd. (Australia)	362
140	Stalprodukt SA (Poland)*	12
12,083	Trans-Siberian Gold PLC (United Kingdom)	19
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	7
		2,322
MULTI-UTILITIES—0.0%
1,697	Hera SpA (Italy)	6
OIL, GAS & CONSUMABLE FUELS—1.0%
14,285	BP plc ADR (United Kingdom)*,1	317
2,295	Lubelski Wegiel Bogdanka SA (Poland)*	13
		330
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)*	1
PERSONAL PRODUCTS—0.1%
5,300	Apollo Healthcare Corp. (Canada)*	19
PHARMACEUTICALS—10.4%
4,017	AFT Pharmaceuticals Ltd. (New Zealand)*	15
171	AstraZeneca plc ADR (United Kingdom)[1]	9
558	GlaxoSmithKline plc (United Kingdom)	10
245	Merck KGaA (Germany)	41
9,845	Novartis AG (Switzerland)	891
9,612	Novo Nordisk AS (Denmark)	670
284	Orion OYJ Class A (Finland)	13
2,842	Roche Holding AG (Switzerland)	981
3,493	Sanofi SA (France)	328
3,527	UCB SA (Belgium)	365
562	Vetoquinol SA (France)	59
		3,382
PROFESSIONAL SERVICES—2.7%
5,491	Adecco Group AG (Switzerland)	343

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
1,745	Impellam Group plc (United Kingdom)*	$6
6,315	Wolters Kluwer NV (Netherlands)	525
		874
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)*	20
67,769	K Wah International Holdings Ltd. (Hong Kong)	32
400	Mainstreet Equity Corp. (Canada)*	24
77	Melcor Developments Ltd. (Canada)	1
28,100	MKH BHD (Malaysia)	9
20,963	Modern Land China Co. Ltd. (Hong Kong)	2
9,213	Real Estate Investors PLC (United Kingdom)	4
		92
ROAD & RAIL—0.1%
36,495	FNM SpA (Italy)*	24
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
47,140	ASE Technology Holding ADR (Taiwan)[1]	314
1,697	ASML Holding NV (Netherlands)	906
522	Dialog Semiconductor plc (United Kingdom)*	33
100	Disco Corp. (Japan)	32
3,300	ROHM Co. Ltd. (Japan)	335
100	Tokyo Electron Ltd. (Japan)	38
		1,658
SOFTWARE—3.3%
1,239	Atlassian Corp. plc (Australia)*	286
2,511	Check Point Software Technologies Ltd. (Israel)*	321
4,783	F-Secure OYJ (Finland)*	22
3,315	IVU Traffic Technologies AG (Germany)	72
205	Linedata Services (France)	8
144	MiX Telematics Ltd. ADR (South Africa)[1]	2
1,236	NICE Ltd. ADR (Israel)*,1	323
628	Sage Group plc (United Kingdom)	5
620	USU Software AG (Germany)	21
		1,060
SPECIALTY RETAIL—2.3%
1,100	BMTC Group Inc. (Canada)	9
848	Gear4music Holdings plc (United Kingdom)*	9
289	Hornbach Holding AG & Co. KGAA (Germany)	27
49,365	Kingfisher plc (United Kingdom)*	187
7,200	K's Holdings Corp (Japan)	97
3,800	Maruzen Chi Holdings Co. Ltd. (Japan)	14
60,600	Maxi-Cash Financial Services Corp. Ltd. (Singapore)	8
1,800	Nitori Holdings Co. Ltd. (Japan)	357
20	Samse SA (France)	4
14,865	Turners Automotive Group Ltd. (New Zealand)	35
		747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
5,130	Doro AB (Sweden)*	28
2,936	Logitech International SA (Switzerland)	305
7,243	Samsung Electronics Co. Ltd. (South Korea)	530
		863
TEXTILES, APPAREL & LUXURY GOODS—0.4%
467	Marimekko OYJ (Finland)	26
6,810	New Wave Group AB (Sweden)*	47
530	Pandora A/S (Denmark)*	51
1,472	Ratti SpA (Italy)	7
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
600	Rhythm Watch Co. Ltd. (Japan)	$4
13,679	VRG SA (Poland)*	10
		145
TOBACCO—0.8%
3,219	Swedish Match AB (Sweden)	248
TRADING COMPANIES & DISTRIBUTORS—1.6%
1,081	Bunzl plc (United Kingdom)	35
2,700	Canwel Building Materials Group Ltd. (Canada)	15
1,777	Cervus Equipment Corp. (Canada)	17
1,306	Ferguson plc (Jersey)	152
38,601	Ferreycorp SAA (Peru)	22
1,626	Ferronordic AB (Sweden)	32
1,116	Jacquet Metals SA (France)	19
2,400	Parker Corp (Japan)	11
10,203	Rexel SA (France)*	155
1,132	Richelieu Hardware Ltd. (Canada)	33
1,165	Sanistal AS (Denmark)*	13
4,007	Tim SA (Poland)	20
		524
TRANSPORTATION INFRASTRUCTURE—0.1%
35,000	Qilu Expressway Co. Ltd. (China)	8
23,631	Stalexport Autostrady SA (Poland)	23
		31
WIRELESS TELECOMMUNICATION SERVICES—3.2%
19,500	KDDI Corp. (Japan)	573
28,800	Softbank Corp. (Japan)	378
500	Trilogy International Partners Inc. (Canada)*	1
44,137	Vodafone Group plc (United Kingdom)	75
		1,027
TOTAL COMMON STOCKS
(Cost $26,113)		31,267

PREFERRED STOCKS—3.4%
AUTOMOBILES—1.4%
6,114	Schaeffler AG (Germany)	48
2,169	Volkswagen AG (Germany)	410
		458
HOUSEHOLD DURABLES—1.8%
495	Einhell Germany AG (Germany)	71
7,084	LG Electronics Inc. (South Korea)	498
9,700	Whirlpool SA (Brazil)	14
		583
MACHINERY—0.2%
220	Jungheinrich AG (Germany)	10
173	KSB SE & Co KGaA (Germany)	50
		60

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
PREFERRED STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.0%
97	Brodrene A&O Johansen AS (Denmark)	$10
TOTAL PREFERRED STOCKS
(Cost $734)		1,111
TOTAL INVESTMENTS—99.5%
(Cost $26,847)		32,378
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		179
TOTAL NET ASSETS—100.0%		$32,557

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$2	$219	$—	$221
Europe	1,350	17,775	—	19,125
Latin America	43	22	—	65
Middle East/Central Asia	644	73	—	717
North America	180	72	—	252
Pacific Basin	600	10,287	—	10,887
Preferred Stocks
Europe	—	599	—	599
Latin America	—	14	—	14
Pacific Basin	—	498	—	498
Total Investments in Securities	$2,819	$29,559	$—	$32,378
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Preferred Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds
Notes to Portfolios of Investments—January 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2021, the Trust consists of 36 separate portfolios. The portfolios covered by this report are: Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Overseas Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0120